UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04416

                                    PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                   Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                              Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 28, 2019 (Unaudited)

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

Cl — Class

DAC — Designated Activity Company

DN — Discount Note

ETF — Exchange-Traded Fund

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 28, 2019, and the date shown is the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

JSC — Joint Stock Company

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PCL — Public Company Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

USISDA05 — USD ICE Swap Rate 11:00 am NY 1

USSW5 — USD Swap Semi 30/360 5 year

VRDN —	Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2019, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 37.3%
Communication Services — 2.3%
Alphabet, Cl A*	76	$86
Boingo Wireless*	105	2
Cars.com*	96	2
Cogent Communications Holdings	80	4
Comcast, Cl A	3,054	118
Facebook, Cl A*	322	52
Match Group*	81	4
Omnicom Group	667	50
Shenandoah Telecommunications	108	5
United States Cellular*	76	4
Verizon Communications	1,419	81

		408

Consumer Discretionary — 3.7%
Aaron’s	67	3
Amazon.com*	59	97
AutoZone*	20	19
Bright Horizons Family Solutions*	49	6
Burlington Stores*	104	17
Cavco Industries*	63	9
Churchill Downs	72	7
Discovery, Cl A*	613	18
Dollar General	200	24
Dorman Products*	171	14
El Pollo Loco Holdings*	130	2
Five Below*	175	21
Fox Factory Holding*	191	12
Home Depot	713	132
Hooker Furniture	96	3
Installed Building Products*	171	7
iRobot*	46	6
Kohl’s	1,254	85
LCI Industries	135	11
Lithia Motors, Cl A	92	8
Madison Square Garden, Cl A*	48	14
McDonald’s	602	111
Ollie’s Bargain Outlet Holdings*	76	7
Oxford Industries	37	3
Sally Beauty Holdings*	280	5
Stamps.com*	24	2
Steven Madden	132	4
Texas Roadhouse	77	5
Williams-Sonoma	110	6
Wingstop	66	4

		662

Consumer Staples — 2.2%
Altria Group	781	41
Church & Dwight	320	21
Costco Wholesale	79	17
Kimberly-Clark	518	61
Lamb Weston Holdings	280	20
Lancaster Colony	28	4
PepsiCo	849	98
Procter & Gamble	1,098	108
Sprouts Farmers Market*	178	4
Universal	61	4
WD-40	35	6

		384

	Number of Shares	Fair Value (000)

Energy — 1.0%
Chevron	440	$53
ConocoPhillips	961	65
CVR Energy	114	5
KLX Energy Services Holdings*	48	1
Matador Resources*	111	2
Occidental Petroleum	702	46
Peabody Energy	117	4
Southwestern Energy*	1,105	5
Tallgrass Energy LP	147	3

		184

Financials — 8.4%
Allegiance Bancshares*	111	4
Allstate	500	47
Ameriprise Financial	408	54
AMERISAFE	111	7
Artisan Partners Asset Management, Cl A	197	5
BancorpSouth Bank	113	4
Bank of America	5,157	150
BB&T	1,091	56
Cathay General Bancorp	108	4
Credit Acceptance*	41	18
Cullen	472	49
Diamond Hill Investment Group*	30	4
E*TRADE Financial	284	14
First Financial Bancorp	148	4
First Financial Bankshares	65	4
First Horizon National	213	3
First Merchants	75	3
Home BancShares	366	7
Huntington Bancshares	6,729	97
JPMorgan Chase	1,626	170
LegacyTexas Financial Group	230	10
M&T Bank	290	50
Marsh & McLennan	510	47
Mastercard, Cl A	152	34
Nasdaq	512	47
National General Holdings	426	11
Northwest Bancshares	187	4
Old National Bancorp	248	4
Pacific Premier Bancorp	107	3
PRA Group*	461	15
Progressive	540	39
Provident Financial Services	89	3
Prudential Financial	788	76
Regions Financial	877	14
Renasant	70	3
RLI	185	13
S&P Global	109	22
Selective Insurance Group	90	6
South State	63	5
SunTrust Banks	1,856	120
Synovus Financial	1,188	47
T. Rowe Price Group	474	48
U.S. Bancorp	1,629	84
United Bankshares	121	5
Veritex Holdings	187	5
Virtu Financial, Cl A	135	3
Waddell & Reed Financial, Cl A	216	4
WesBanco	72	3
WSFS Financial	74	3

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Financials — continued
Zions Bancorp NA	1,145	$59

		1,491

Healthcare — 5.6%
Abbott Laboratories	913	71
AbbVie	635	50
ACADIA Pharmaceuticals*	283	8
Addus HomeCare*	42	3
Amgen	578	110
AMN Healthcare Services*	302	15
Baxter International	352	26
Biogen*	66	22
Bristol-Myers Squibb	1,198	62
Cantel Medical	38	3
Centene*	240	15
Cerus*	516	3
Corcept Therapeutics*	274	3
Eli Lilly	603	76
Integer Holdings*	47	4
Intuitive Surgical*	28	15
Johnson & Johnson	459	63
Luminex	171	4
Medpace Holdings*	84	5
Merck	1,630	133
Neogen*	128	8
Omnicell*	68	6
PetIQ*	245	7
Pfizer	3,096	134
PRA Health Sciences*	29	3
R1 RCM*	371	4
Retrophin*	180	4
Sarepta Therapeutics*	35	5
Supernus Pharmaceuticals*	84	3
UnitedHealth Group	357	86
Vanda Pharmaceuticals*	151	3
Veeva Systems, Cl A*	145	17
Vericel*	136	3
WellCare Health Plans*	99	25

		999

Industrials — 4.2%
Advanced Disposal Services*	175	5
Alamo Group	117	11
ASGN*	217	14
Barnes Group	50	3
Boeing	295	130
Comfort Systems USA	79	4
CSX	397	29
Cubic	77	5
Curtiss-Wright	39	5
EnerSys	123	9
Exponent	229	13
H&E Equipment Services	227	6
HEICO	268	25
Honeywell International	635	98
Insperity	152	19
John Bean Technologies	92	9
Landstar System	32	3
Lockheed Martin	212	66
Moog, Cl A	78	7

	Number of Shares	Fair Value (000)

MSA Safety	54	$6
Norfolk Southern	418	75
Northrop Grumman	59	17
Patrick Industries*	154	7
Quanta Services	95	3
Raytheon	89	17
RBC Bearings*	15	2
Regal Beloit	50	4
Rexnord*	142	4
Simpson Manufacturing	99	6
TriNet Group*	87	5
United Rentals*	100	13
United Technologies	198	25
Universal Forest Products	303	9
Waste Management	858	87
Willdan Group*	104	4
Woodward	71	7

		752

Information Technology — 5.4%
Alteryx, Cl A*	58	4
Amphenol, Cl A	180	17
Apple	527	91
Aspen Technology*	30	3
Automatic Data Processing	204	31
Booz Allen Hamilton Holding	350	18
CACI International, Cl A*	17	3
CDW	392	37
Cisco Systems	4,176	216
Envestnet*	197	12
ePlus*	169	15
Intel	1,658	88
Intuit	73	18
Littelfuse	23	4
MAXIMUS	57	4
Microsoft	1,057	118
Motorola Solutions	185	26
NCR*	165	5
Paychex	702	54
Photronics*	300	3
Qualys*	30	3
RealPage*	189	12
Silicon Laboratories*	43	3
Tech Data*	70	7
Teradata*	97	5
Texas Instruments	848	90
Total System Services	178	17
Tyler Technologies*	37	8
Vishay Intertechnology	167	4
WEX*	50	9
Zebra Technologies, Cl A*	130	26

		951

Materials — 1.2%
Air Products & Chemicals	398	72
Balchem	113	10
Carpenter Technology	53	3
Celanese	876	90
HB Fuller	81	4
International Flavors & Fragrances	129	16
Minerals Technologies	50	3

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Neenah	93	$6
Silgan Holdings	162	5

		209

Real Estate — 1.3%
Agree Realty REIT	106	7
CBRE Group, Cl A*	449	22
EastGroup Properties REIT	42	4
Essex Property Trust REIT	229	64
Extra Space Storage REIT	702	67
InfraREIT	102	2
PotlatchDeltic REIT	69	3
PS Business Parks REIT	17	3
RE/MAX Holdings, Cl A	180	7
Simon Property Group REIT	279	51
Xenia Hotels & Resorts REIT	293	6

		236

Utilities — 2.0%
American Electric Power	683	55
American Water Works	766	78
Duke Energy	497	45
NextEra Energy	470	88
ONE Gas	52	5
Spire	58	5
Xcel Energy	1,302	71

		347
Total Common Stocks (Cost $5,096)		6,623

FOREIGN COMMON STOCKS — 3.9%
Consumer Discretionary — 0.6%
Carnival (Panama)	1,563	90
Helen of Troy (Bermuda)*	65	7

		97

Energy — 2.0%
GasLog (Bermuda)	177	3
Royal Dutch Shell PLC, ADR, Cl A
(United Kingdom)	1,679	104
Suncor Energy (Canada)	1,482	51
TOTAL SA, ADR (France)	1,758	100
TransCanada (Canada)	2,250	101

		359

Financials — 0.0%
Popular (Puerto Rico)	99	6

Healthcare — 0.0%
Wright Medical Group NV (Netherlands)*	109	3

Industrials — 0.4%
Ingersoll-Rand PLC (Ireland)	690	73

Information Technology — 0.5%
Broadcom (Singapore)	250	69
Cardtronics PLC, Cl A (United Kingdom)*	84	2
CyberArk Software (Israel)*	41	5
EVERTEC (Puerto Rico)	120	3
Novanta (Canada)*	31	3

		82

	Number of Shares	Fair Value (000)

Materials — 0.2%
LyondellBasell Industries NV, Cl A (Netherlands)	456	$39

Real Estate — 0.2%
Colliers International Group (Canada)	142	10
FirstService (Canada)	188	16

		26
Total Foreign Common Stocks (Cost $625)		685

EXCHANGE-TRADED FUNDS — 13.7%
iShares MSCI EAFE Value ETF†	28,153	1,380
SPDR® S&P 500® ETF Trust	3,801	1,059
Total Exchange-Traded Funds (Cost $2,187)		2,439

MUTUAL FUND — 6.4%
PNC International Growth Fund, Class I Shares†	95,168	1,132

Total Mutual Fund (Cost $981)		1,132

	Par (000)
ASSET-BACKED SECURITIES — 1.8%
Automotive — 1.1%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$20	20
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	25	24
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	9	9
Ford Credit Auto Lease Trust,
Series 2019-A, Cl A2A 2.840%, 09/15/21	35	35
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	2	2
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	25	25
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	55	55
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	30	30

		200

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
Credit Cards — 0.7%
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	$35	$35
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	50	49
Discover Card Execution Note Trust,
Series 2019-A1, Cl A1 3.040%, 07/15/24	35	35

		119

Total Asset-Backed Securities (Cost $321)		319

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	90	90

Total Commercial Mortgage-Backed Security (Cost $91)		90

CORPORATE BONDS — 15.6%
Automotive — 0.3%
Ford Motor 4.346%, 12/08/26	25	23
General Motors 6.600%, 04/01/36	10	10
General Motors Financial 3.950%, 04/13/24	10	10
Goodyear Tire & Rubber 4.875%, 03/15/27	15	14

		57

Cable — 0.9%
21st Century Fox America 6.900%, 03/01/19	55	55
CBS 2.900%, 06/01/23	15	15
Charter Communications Operating LLC 6.384%, 10/23/35	30	32
Comcast 4.950%, 10/15/58	15	16
3.900%, 03/01/38	20	19
NBCUniversal Media LLC 4.375%, 04/01/21	15	15

		152

Consumer Discretionary — 0.3%
Cedar Fair LP 5.375%, 04/15/27	10	10
Hilton Worldwide Finance LLC 4.625%, 04/01/25	5	5
KB Home 7.625%, 05/15/23	10	11
Netflix 4.875%, 04/15/28	5	5
Royal Caribbean Cruises 3.700%, 03/15/28	15	14

	Par (000)	Fair Value (000)
Toll Brothers Finance 4.350%, 02/15/28	$10	$9

		54

Consumer Staples — 0.3%
Kroger 6.150%, 01/15/20	40	41
4.450%, 02/01/47	10	9

		50

Energy — 2.4%
Andeavor LLC 5.375%, 10/01/22	25	25
BP Capital Markets America 3.224%, 04/14/24	20	20
Cheniere Energy Partners LP 5.625%, 10/01/26 144A	20	20
ConocoPhillips 6.500%, 02/01/39	15	20
DCP Midstream Operating LP 5.375%, 07/15/25	25	26
Energy Transfer LP 5.500%, 06/01/27	30	31
Energy Transfer Operating LP 6.125%, 12/15/45	15	16
4.050%, 03/15/25	15	15
Enterprise Products Operating LLC 4.800%, 02/01/49	5	5
2.850%, 04/15/21	25	25
EQT 3.900%, 10/01/27	20	18
HollyFrontier 5.875%, 04/01/26	25	26
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	25	30
Marathon Petroleum 4.500%, 04/01/48 144A	20	18
MPLX LP 4.500%, 04/15/38	15	14
Petroleos Mexicanos 4.250%, 01/15/25	25	23
Phillips 66 4.650%, 11/15/34	15	15
Range Resources 5.000%, 08/15/22	20	20
Southwestern Energy 6.200%, 01/23/25	5	5
TransCanada PipeLines 6.200%, 10/15/37	10	12
Valero Energy 3.400%, 09/15/26	20	19
Western Midstream Operating LP 4.750%, 08/15/28	20	20

		423

Financials — 4.9%
American Express 3.000%, 10/30/24	15	15
Bank of America 6.250%, (A) (B)	25	26

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
Bank of America (MTN)
4.450%, 03/03/26	$25	$25
4.200%, 08/26/24	35	36
3.499%, 05/17/22 (A)	20	20
Bank of Nova Scotia
2.500%, 01/08/21	35	35
BNY Mellon
3.400%, 05/15/24	20	20
Capital One Financial
3.300%, 10/30/24	10	10
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	25	25
Citigroup
6.250%, (A) (B)	15	16
4.450%, 09/29/27	15	15
2.900%, 12/08/21	20	20
2.876%, 07/24/23 (A)	40	39
Credit Suisse AG (GMTN)
5.400%, 01/14/20	45	46
Goldman Sachs Group
3.200%, 02/23/23	40	40
2.350%, 11/15/21	40	39
HSBC Holdings PLC
5.100%, 04/05/21	35	37
John Deere Capital (MTN)
2.150%, 09/08/22	25	24
JPMorgan Chase
6.100%, (A) (B)	10	10
4.023%, 12/05/24 (A)	15	15
3.882%, 07/24/38 (A)	15	14
3.559%, 04/23/24 (A)	20	20
2.400%, 06/07/21	15	15
Morgan Stanley (GMTN)
4.000%, 07/23/25	30	31
2.500%, 04/21/21	45	44
Morgan Stanley (MTN)
4.100%, 05/22/23	15	15
2.625%, 11/17/21	15	15
Royal Bank of Canada
2.100%, 10/14/20	65	64
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	10	11
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	25	25
Sumitomo Mitsui Financial Group
3.102%, 01/17/23	65	64
Visa
4.150%, 12/14/35	15	16
Wells Fargo
3.069%, 01/24/23	15	15
Wells Fargo (MTN)
4.100%, 06/03/26	15	15

		877

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Worldwide
3.750%, 01/15/22	35	36
Anheuser-Busch LLC
4.700%, 02/01/36 144A	35	34

	Par (000)	Fair Value (000)
Constellation Brands 3.875%, 11/15/19	$20	$20
Kraft Heinz Foods 5.200%, 07/15/45	15	14
2.800%, 07/02/20	20	20

		124

Healthcare — 1.3%
AbbVie 3.200%, 05/14/26	30	28
Allergan Funding SCS 3.450%, 03/15/22	25	25
Amgen 4.400%, 05/01/45	15	14
CVS Health 3.700%, 03/09/23	45	45
3.350%, 03/09/21	15	15
Gilead Sciences 1.850%, 09/20/19	20	20
HCA 6.500%, 02/15/20	25	26
Johnson & Johnson 3.550%, 03/01/36	25	24
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	20	17

		239

Industrials — 1.3%
Cintas No 2 4.300%, 06/01/21	25	25
CNH Industrial Capital LLC 4.375%, 04/05/22	10	10
CNH Industrial NV 4.500%, 08/15/23	30	31
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	25	26
Penske Truck Leasing LP 3.650%, 07/29/21 144A	25	25
PulteGroup 7.875%, 06/15/32	25	27
Spirit AeroSystems 4.600%, 06/15/28	15	15
United Continental Holdings 4.250%, 10/01/22	40	40
United Rentals North America 4.875%, 01/15/28	25	24

		223

Information Technology — 0.1%
VeriSign 4.625%, 05/01/23	25	25

Insurance — 0.4%
Berkshire Hathaway Finance 4.200%, 08/15/48	15	15
MetLife 6.400%, 12/15/36	20	21

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
XLIT 4.450%, 03/31/25	$25	$26

		62

Materials — 0.5%
ArcelorMittal 6.250%, 02/25/22	30	32
DowDuPont 5.319%, 11/15/38	5	6
3.766%, 11/15/20	10	10
Sherwin-Williams 2.750%, 06/01/22	10	10
Yamana Gold 4.950%, 07/15/24	25	25

		83

Real Estate — 0.2%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	20	20
Crown Castle International 4.875%, 04/15/22	15	16

		36

Retail — 0.3%
Hanesbrands 4.625%, 05/15/24 144A	10	10
Penske Automotive Group 5.375%, 12/01/24	25	25
Walmart 5.625%, 04/01/40	10	12
Wolverine World Wide 5.000%, 09/01/26 144A	15	14

		61

Technology — 0.6%
Apple 3.850%, 05/04/43	25	24
Fiserv 3.500%, 10/01/22	25	25
KLA-Tencor 4.125%, 11/01/21	30	31
Microsoft 3.450%, 08/08/36	25	24

		104

Telecommunications — 0.5%
AT&T 5.700%, 03/01/57	10	10
5.250%, 03/01/37	20	20
Nokia OYJ 3.375%, 06/12/22	5	5
T-Mobile USA 4.500%, 02/01/26	5	5
Verizon Communications 5.250%, 03/16/37	45	49

		89

	Par (000)	Fair Value (000)
Transportation — 0.3%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	$25	$27
FedEx 3.900%, 02/01/35	15	14
3.400%, 01/14/22	10	10

		51

Utilities — 0.3%
Alabama Power 2.450%, 03/30/22	20	20
American Electric Power
2.150%, 11/13/20	25	24
Berkshire Hathaway Energy 3.800%, 07/15/48	10	9

		53

Total Corporate Bonds (Cost $2,759)		2,763

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	30	34

Total Municipal Bond (Cost $34)		34

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.0%
Federal Home Loan Mortgage Corporation — 0.6%
4.000%, 10/01/43	38	39
4.000%, 10/01/44	71	73

		112

Federal National Mortgage Association — 7.6%
5.500%, 07/01/33	2	2
5.500%, 05/01/35	13	14
5.000%, 08/01/40	47	50
4.500%, 06/01/40	62	65
4.500%, 03/01/41	56	58
4.500%, 11/01/48	69	71
4.000%, 12/01/40	55	57
4.000%, 01/01/41	70	72
4.000%, 08/01/48	92	94
3.500%, 10/01/26	34	35
3.500%, 03/01/41	65	66
3.500%, 08/01/42	99	100
3.500%, 02/01/43	79	80
3.500%, 08/01/44	102	103
3.500%, 12/01/47	47	47
3.000%, 06/01/28	37	37
3.000%, 11/01/42	111	109
3.000%, 04/01/43	46	45
3.000%, 05/01/43	108	106
2.500%, 11/01/27	72	71
2.500%, 11/01/31	68	67

		1,349

Government National Mortgage Association — 0.8%
4.000%, 09/15/41	52	54

See Notes to Schedules of Investments.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
4.000%, 10/20/43	$28	$29
3.500%, 07/15/42	26	26
3.500%, 12/20/42	35	36

		145

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,621)		1,606

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds — 3.4%
4.500%, 02/15/36	190	232
3.750%, 08/15/41	240	268
2.500%, 02/15/45	125	112

		612

U.S. Treasury Inflation-Indexed Bond — 0.6%
0.375%, 07/15/27	113	110

		110

U.S. Treasury Notes — 5.1%
2.500%, 08/15/23	275	275
2.500%, 05/15/24	175	174
2.375%, 08/15/24	20	20
2.375%, 05/15/27	30	29
2.250%, 11/15/25	15	15
2.125%, 09/30/21	90	89
1.875%, 01/31/22	120	118
1.750%, 10/31/20	15	15
1.625%, 12/31/19	140	139
1.625%, 08/15/22	30	29

		903

Total U.S. Treasury Obligations (Cost $1,613)		1,625

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 3.1%
PNC Government Money Market Fund,
Class I Shares 2.290%† (C)	544,638	$545

Total Affiliated Money Market Fund (Cost $545)		545

TOTAL INVESTMENTS — 100.6% (Cost $15,873)		17,861

Liabilities in Excess of Other Assets — (0.6)%		(109)
TOTAL NET ASSETS — 100.0%		$17,752

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

	Fixed	Conversion	Variable
Description	Rate	Date	Rate
Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	6.250%	08/15/26	US0003M+4.517%
Citigroup	2.876%	07/24/22	US0003M+0.950%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
JPMorgan Chase	3.559%	04/23/23	US0003M+0.730%

(B) Perpetual security with no stated maturity date.

(C)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $174 (000) and represents 1.0% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$545	$–	$–	$545

Asset-Backed Securities	–	319	–	319

Commercial Mortgage-Backed Security	–	90	–	90

Common Stocks	6,623	–	–	6,623

Corporate Bonds	–	2,763	–	2,763

Exchange-Traded Funds	2,439	–	–	2,439

Foreign Common Stocks:

Bermuda	10	–	–	10

Canada	181	–	–	181

France	100	–	–	100

Ireland	73	–	–	73

Israel	5	–	–	5

Netherlands	42	–	–	42

Panama	90	–	–	90

Puerto Rico	9	–	–	9

Singapore	69	–	–	69

United Kingdom	106	–	–	106

Municipal Bond	–	34	–	34

Mutual Fund	1,132	–	–	1,132

U.S. Government Agency Mortgage-Backed Obligations	–	1,606	–	1,606

U.S. Treasury Obligations	–	1,625	–	1,625

Total Assets - Investments in Securities	$11,424	$6,437	$–	$17,861

See Notes to Schedules of Investments.

PNC Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 98.4%
Communication Services — 11.2%
GrameenPhone (Bangladesh)	12,078	$56
Safaricom PLC (Kenya)	419,376	109
Tencent Holdings (China)	19,300	827
Tencent Music Entertainment Group, ADR (China)*#	5,642	102
Yandex NV, Cl A (Russia)*	7,484	257

		1,351

Consumer Discretionary — 16.8%
Alibaba Group Holding, ADR (China)*	3,995	731
AmRest Holdings SE (Poland)*	8,820	95
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	43,574	257
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	11,725	183
Gourmet Master (Taiwan)	14,051	105
Haidilao International Holding (China)* 144A	51,086	143
Hota Industrial Manufacturing (Taiwan)	54,867	214
MercadoLibre (Argentina)*	650	298

		2,026

Consumer Staples — 3.9%
Dino Polska SA (Poland)* 144A	2,398	68
Juhayna Food Industries (Egypt)	108,723	83
Kweichow Moutai, CI A (China)	500	56
Mayora Indah Tbk PT (Indonesia)	590,300	111
Puregold Price Club (Philippines)	66,600	60
Vietnam Dairy Products JSC (Vietnam)	14,580	89

		467

Energy — 6.7%
Anton Oilfield Services Group (China)*	1,015,202	134
CNOOC, ADR (Hong Kong)	1,267	220
Petroleo Brasileiro SA, ADR (Brazil)	14,275	224
Reliance Industries (India)	6,492	113
Tenaris SA, ADR (Italy)	4,368	116

		807

Financials — 22.2%
AIA Group (Hong Kong)	32,083	320
Banco Bradesco SA, ADR (Brazil)	15,349	176
Bancolombia SA, ADR (Colombia)	2,084	101
Bank Central Asia Tbk PT (Indonesia)	97,648	191
Bank of China, Cl H (China)	253,000	118
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	419,900	115
China Merchants Bank, Cl H (China)	69,985	321
Commercial International Bank Egypt SAE (Egypt)	42,777	171
Equity Group Holdings PLC (Kenya)	252,497	104
First Abu Dhabi Bank PJSC (United Arab Emirates)	41,150	170
Georgia Capital PLC (Georgia)*	3,269	48
HDFC Bank, ADR (India)	1,544	156
Muangthai Capital PCL (Thailand)	103,800	155
OTP Bank Nyrt (Hungary)	5,222	221
Ping An Insurance Group of China, Cl H (China)	29,444	311

		2,678

	Number of Shares	Fair Value (000)

Healthcare — 13.6%
CSPC Pharmaceutical Group (China)	76,000	$130
Dentium (South Korea)*	1,522	84
Hapvida Participacoes e Investimentos SA (Brazil) 144A	10,880	94
Integrated Diagnostics Holdings PLC (Egypt) 144A	28,814	124
Medy-Tox (South Korea)	464	225
NMC Health PLC (United Arab Emirates)	5,716	205
Notre Dame Intermedica Participacoes SA (Brazil)*	14,757	130
Richter Gedeon Nyrt (Hungary)	8,498	164
Samsung Biologics (South Korea)* 144A	698	233
TaiMed Biologics (Taiwan)*	17,332	102
Wuxi Biologics Cayman (China)* 144A	16,034	152

		1,643

Industrials — 4.5%
Airports of Thailand PCL (Thailand)	64,200	138
Airtac International Group (Taiwan)	16,299	200
Aramex PJSC (United Arab Emirates)	96,485	115
Bangkok Expressway & Metro PCL (Thailand)	270,100	91

		544

Information Technology — 12.7%
Chinasoft International (China)*	261,392	161
Globant SA (Argentina)*	1,971	136
Samsung Electro-Mechanics (South Korea)	1,039	99
Samsung Electronics (South Korea)	8,074	323
Samsung SDI (South Korea)	1,923	405
Taiwan Semiconductor Manufacturing (Taiwan)	53,438	410

		1,534

Materials — 1.1%
Zijin Mining Group, Cl H (China)	304,479	130

Real Estate — 5.7%
Ayala Land (Philippines)	209,300	178
Central Pattana PCL (Thailand)	92,385	221
Vinhomes JSC (Vietnam)* 144A	44,960	170
Yanlord Land Group (Singapore)	110,800	114

		683

Total Foreign Common Stocks (Cost $9,881)		11,863

AFFILIATED MONEY MARKET FUND — 2.7%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	331,607	332

Total Affiliated Money Market Fund
(Cost $332)		332

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.1%
(Cost $10,213)		12,195

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%
Affiliated Money Market Fund — 0.8%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	95,247	$ 95

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 2.314% (A)	10,583	11

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $106)		106

TOTAL INVESTMENTS — 102.0% (Cost $10,319)		12,301

Liabilities in Excess of Other Assets — (2.0)%		(244)
TOTAL NET ASSETS — 100.0%		$12,057

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $100 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $984 (000) and represents 8.2% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

PNC Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$332	$–	$–	$332

Foreign Common Stocks:

Argentina	434	–	–	434

Bangladesh	–	56	–	56

Brazil	1,064	–	–	1,064

China	833	2,483	–	3,316

Colombia	101	–	–	101

Egypt	207	171	–	378

Georgia	48	–	–	48

Hong Kong	220	320	–	540

Hungary	–	385	–	385

India	156	113	–	269

Indonesia	–	417	–	417

Italy	116	–	–	116

Kenya	109	104	–	213

Philippines	–	238	–	238

Poland	–	163	–	163

Russia	257	–	–	257

Singapore	–	114	–	114

South Korea	–	1,369	–	1,369

Taiwan	–	1,031	–	1,031

Thailand	–	605	–	605

United Arab Emirates	115	375	–	490

Vietnam	–	259	–	259

Short-Term Investments Purchased With Collateral From Securities Loaned	106	–	–	106

Total Assets - Investments in Securities	$4,098	$8,203	$–	$12,301

See Notes to Schedules of Investments.

At February 28, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
China	27.5%	$3,316

South Korea	11.4	1,369

Brazil	8.8	1,064

Taiwan	8.5	1,031

Thailand	5.0	605

Hong Kong	4.5	540

United Arab Emirates	4.1	490

Argentina	3.6	434

Indonesia	3.5	417

Hungary	3.2	385

Egypt	3.1	378

India	2.2	269

Vietnam	2.1	259

Russia	2.1	257

Philippines	2.0	238

Kenya	1.8	213

Poland	1.4	163

Italy	1.0	116

Singapore	0.9	114

Colombia	0.8	101

Bangladesh	0.5	56

Georgia	0.4	48

Total Foreign Common Stocks	98.4	11,863

Affiliated Money Market Fund	2.7	332

Total Investments Before Collateral for Loaned Securities	101.1	12,195

Short-Term Investments Purchased With Collateral From Securities Loaned	0.9	106

Total Investments	102.0	12,301

Liabilities in Excess of Other Assets	(2.0)	(244)

Total Net Assets	100.0%	$12,057

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 95.7%
Communication Services — 9.5%
Cineworld Group PLC (United Kingdom)	4,298,000	$15,924
Deutsche Telekom AG (Germany)	932,393	15,370
IPSOS (France)	195,700	5,162
KDDI (Japan)	678,000	16,387
LG Uplus (South Korea)	903,900	12,038
LINE (Japan)*#	255,884	9,361
Nexon (Japan)*	1,219,200	19,442
Nintendo (Japan)	26,600	7,295
Publicis Groupe SA (France)	255,300	14,132
Safaricom PLC (Kenya)	23,284,869	6,048
Tencent Holdings (China)	529,115	22,658
Tencent Music Entertainment Group, ADR (China)*#	242,864	4,376

		148,193

Consumer Discretionary — 14.3%
adidas AG (Germany)	16,927	4,109
Alibaba Group Holding, ADR (China)*	122,620	22,443
Bellway PLC (United Kingdom)	433,046	17,398
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	1,387,601	8,194
Canada Goose Holdings (Canada)*#	114,742	6,530
Cie Generale des Etablissements
Michelin SCA (France)	142,600	17,094
Compass Group PLC (United Kingdom)	576,117	12,724
Countryside Properties PLC
(United Kingdom) 144A	1,751,248	7,568
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	258,932	4,050
Duni AB (Sweden)	417,000	4,387
Gourmet Master (Taiwan)	684,450	5,109
Hyundai Mobis (South Korea)	51,959	10,173
Inchcape PLC (United Kingdom)	952,412	7,140
Kia Motors (South Korea)	359,500	11,676
Lululemon Athletica (Canada)*	82,433	12,400
LVMH Moet Hennessy Louis Vuitton SE (France)	27,778	9,533
Magna International (Canada)	327,099	17,260
MercadoLibre (Argentina)*	20,795	9,540
Next PLC (United Kingdom)	247,126	16,667
Taylor Wimpey PLC (United Kingdom)	7,578,413	18,219

		222,214

Consumer Staples — 7.1%
Barry Callebaut AG (Switzerland)	4,489	7,722
Danone SA, ADR (France)	647,747	9,794
Davide Campari-Milano SpA (Italy)	821,433	7,831
Greencore Group PLC (Ireland)	5,829,681	15,155
Juhayna Food Industries (Egypt)	6,660,800	5,078
Kao (Japan)	107,699	8,166
KT&G (South Korea)	121,600	11,400
Nestle SA (Switzerland)	234,357	21,199
Norway Royal Salmon ASA (Norway)	218,650	5,149
Reckitt Benckiser Group PLC (United Kingdom)	140,747	10,749
Treasury Wine Estates (Australia)	785,666	8,346

		110,589

Energy — 1.0%
Inpex (Japan)	513,422	4,980

	Number of Shares	Fair Value (000)

Schoeller-Bleckmann Oilfield
Equipment AG (Austria)	71,631	$5,551
Tenaris SA, ADR (Italy)#	159,045	4,223

		14,754

Financials — 19.8%
AIA Group (Hong Kong)	1,648,570	16,453
Banco Bradesco SA, ADR (Brazil)	807,440	9,269
Bancolombia SA (Colombia)	480,300	5,611
Bancolombia SA, ADR (Colombia)	256,900	12,419
Burford Capital (United Kingdom)	570,359	13,413
Cerved Group SpA (Italy)	367,814	3,390
Commercial International Bank Egypt SAE (Egypt)	2,307,292	9,243
DBS Group Holdings (Singapore)	418,147	7,666
DNB ASA (Norway)	843,144	16,149
Equity Group Holdings PLC (Kenya)	13,923,760	5,709
First Abu Dhabi Bank PJSC
(United Arab Emirates)	2,176,878	9,015
Hannover Rueck SE (Germany)	116,100	17,300
HDFC Bank, ADR (India)	86,626	8,760
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	70,500	16,604
Nihon M&A Center (Japan)	258,397	6,539
ORIX, ADR (Japan)	95,549	6,929
Ping An Insurance Group of China, Cl H (China)	1,526,594	16,138
Popular (Puerto Rico)	345,300	19,468
Shinhan Financial Group (South Korea)	264,200	10,275
Siam Commercial Bank PCL (Thailand)	3,838,400	16,314
SpareBank 1 SR Bank ASA (Norway)	1,267,853	14,142
Standard Chartered PLC (United Kingdom)	1,957,345	15,609
Sumitomo Mitsui Financial Group, ADR (Japan)	980,780	7,003
Sumitomo Mitsui Trust Holdings (Japan)	405,000	15,387
Svenska Handelsbanken AB, Cl A (Sweden)	1,345,500	15,328
United Overseas Bank (Singapore)	749,238	13,809

		307,942

Healthcare — 9.7%
Asahi Intecc (Japan)	172,350	8,288
Clinigen Group PLC (United Kingdom)	529,189	6,693
GN Store Nord A/S (Denmark)	177,218	8,536
Grifols SA (Spain)	424,466	11,025
Hoya (Japan)	83,000	5,074
ICON PLC (Ireland)*	69,625	9,746
Ipsen SA (France)	34,599	4,784
M3 (Japan)	284,872	4,712
Medicover AB, Cl B (Sweden)*	533,238	4,417
Medy-Tox (South Korea)	12,939	6,271
NMC Health PLC (United Arab Emirates)	230,116	8,249
Notre Dame Intermedica Participacoes SA (Brazil)*	630,732	5,548
Novartis AG (Switzerland)	195,166	17,786
Novo Nordisk A/S, Cl B (Denmark)	226,645	11,111
Roche Holding AG (Switzerland)	58,065	16,114
Teva Pharmaceutical Industries, ADR (Israel)*	703,330	11,837
Vitrolife AB (Sweden)	508,894	10,329

		150,520

Industrials — 12.2%
ANDRITZ AG (Austria)	317,400	15,843

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — continued
Ashtead Group PLC (United Kingdom)	384,381	$10,202
Babcock International Group PLC (United Kingdom)	1,921,969	13,784
BBA Aviation PLC (United Kingdom)	3,191,313	10,305
Canadian National Railway (Canada)	62,823	5,395
en-japan (Japan)	156,937	5,072
Hexagon AB, Cl B (Sweden)	178,631	9,384
Kingspan Group PLC (Ireland)	117,682	5,556
Kone OYJ, Cl B (Finland)#	288,700	14,106
Loomis AB, Cl B (Sweden)	271,931	9,889
NEL ASA (Norway)*#	9,616,058	5,961
Nidec (Japan)	94,442	11,454
Rational AG (Germany)	7,096	4,655
Rheinmetall AG (Germany)	58,548	6,264
Saab AB, Cl B (Sweden)	204,059	6,998
Singapore Technologies Engineering (Singapore)	2,966,500	8,188
SKF AB, Cl B (Sweden)	938,000	15,754
SMC (Japan)	23,754	8,310
Thales SA (France)	43,494	5,352
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	636
Vinci SA (France)	174,000	16,607

		189,715

Information Technology — 10.0%
ASML Holding NV (Netherlands)	23,086	4,222
Broadcom (Singapore)	34,149	9,403
CyberArk Software (Israel)*	25,624	2,813
Dassault Systemes SE (France)	34,060	4,980
Globant SA (Argentina)*	94,620	6,518
Infosys, ADR (India)	1,649,520	17,683
Keyence (Japan)	17,247	10,085
Mellanox Technologies (Israel)*	93,781	10,076
Murata Manufacturing (Japan)	75,900	11,839
Samsung Electronics (South Korea)	333,737	13,357
Samsung SDI (South Korea)	33,969	7,161
SAP SE, ADR (Germany)	95,387	10,219
SK Hynix (South Korea)	91,800	5,703
Solutions 30 SE (France)*	231,058	2,866
Taiwan Semiconductor Manufacturing (Taiwan)	526,949	4,044
Temenos AG (Switzerland)*	47,685	6,894
Wirecard AG (Germany)	101,605	13,897
WiseTech Global (Australia)	449,596	6,140
Worldline SA (France)* 144A	132,841	7,448

		155,348

Materials — 9.3%
Agnico Eagle Mines (Canada)#	278,280	11,816
BASF SE (Germany)	185,700	14,135
BHP Group PLC, ADR (United Kingdom)	338,900	15,715
Imerys SA (France)	265,252	15,077
LANXESS AG (Germany)	233,100	12,619
Linde PLC (Germany)	96,866	16,781
Methanex (Canada)#	272,300	15,327
Sasol (South Africa)	446,400	13,616
Solvay SA (Belgium)	125,512	14,041
Yara International ASA (Norway)	353,100	14,849

		143,976

Real Estate — 1.8%
Central Pattana PCL (Thailand)	2,809,124	6,731

	Number of Shares	Fair Value (000)

Grand City Properties SA (Germany)	241,748	$5,685
Nexity SA (France)	92,170	4,495
VIB Vermoegen AG (Germany)	130,894	3,380
Yanlord Land Group (Singapore)	8,012,824	8,223

		28,514

Utilities — 1.0%
Kansai Electric Power (Japan)	1,077,500	16,134

		16,134

Total Foreign Common Stocks (Cost $1,278,001)		1,487,899

AFFILIATED MONEY MARKET FUND — 5.0%

PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	77,570,221	77,570

Total Affiliated Money Market Fund (Cost $77,570)		77,570

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.7% (Cost $1,355,571)		1,565,469
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.5%

Affiliated Money Market Fund — 2.3%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	35,556,915	35,557

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.314% (A)	3,950,768	3,951

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $39,508)		39,508
TOTAL INVESTMENTS — 103.2% (Cost $1,395,079)		1,604,977
Liabilities in Excess of Other Assets — (3.2)%		(49,818)
TOTAL NET ASSETS — 100.0%		$1,555,159

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $37,714 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $15,016 (000) and represents 1.0% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$77,570	$–	$–	$77,570

Foreign Common Stocks:

Argentina	16,058	–	–	16,058

Australia	–	14,486	–	14,486

Austria	–	21,394	–	21,394

Belgium	–	14,041	–	14,041

Brazil	27,061	–	–	27,061

Canada	68,728	–	–	68,728

China	26,817	38,798	–	65,615

Colombia	18,030	–	–	18,030

Denmark	–	19,647	–	19,647

Egypt	5,078	9,243	–	14,321

Finland	–	14,106	–	14,106

France	9,794	107,530	–	117,324

Germany	30,380	110,638	–	141,018

Hong Kong	–	16,453	–	16,453

India	26,443	–	–	26,443

Ireland	24,901	5,556	–	30,457

Israel	24,726	–	–	24,726

Italy	4,859	11,221	–	16,080

Japan	13,932	168,525	–	182,457

Kenya	6,048	5,709	–	11,757

Netherlands	4,222	–	–	4,222

Norway	5,149	51,101	–	56,250

Puerto Rico	19,468	–	–	19,468

Singapore	9,403	37,886	–	47,289

South Africa	–	13,616	–	13,616

South Korea	–	88,054	–	88,054

Spain	–	11,025	–	11,025

Sweden	4,417	72,069	–	76,486

Switzerland	–	69,715	–	69,715

Taiwan	–	9,153	–	9,153

Thailand	–	23,045	–	23,045

United Arab Emirates	–	17,264	–	17,264

United Kingdom	15,715	176,395	–	192,110

Short-Term Investments Purchased With Collateral From Securities Loaned	39,508	–	–	39,508

Total Assets - Investments in Securities	$478,307	$1,126,670	$–	$1,604,977

See Notes to Schedules of Investments.

At February 28, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks

United Kingdom	12.3%	$192,110

Japan	11.7	182,457

Germany	9.1	141,018

France	7.5	117,324

South Korea	5.7	88,054

Sweden	4.9	76,486

Switzerland	4.5	69,715

Canada	4.4	68,728

China	4.2	65,615

Norway	3.6	56,250

Singapore	3.0	47,289

Ireland	2.0	30,457

Brazil	1.7	27,061

India	1.7	26,443

Israel	1.6	24,726

Thailand	1.5	23,045

Austria	1.4	21,394

Denmark	1.3	19,647

Puerto Rico	1.3	19,468

Colombia	1.2	18,030

United Arab Emirates	1.1	17,264

Hong Kong	1.1	16,453

Italy	1.0	16,080

Argentina	1.0	16,058

Australia	0.9	14,486

Egypt	0.9	14,321

Finland	0.9	14,106

Belgium	0.9	14,041

South Africa	0.9	13,616

Kenya	0.8	11,757

Spain	0.7	11,025

Taiwan	0.6	9,153

Netherlands	0.3	4,222

Total Foreign Common Stocks	95.7	1,487,899

Affiliated Money Market Fund	5.0	77,570

Total Investments Before Collateral for Loaned Securities	100.7	1,565,469
Short-Term Investments Purchased With Collateral From Securities Loaned	2.5	39,508

Total Investments	103.2	1,604,977

Liabilities in Excess of Other Assets	(3.2)	(49,818)

Total Net Assets	100.0%	$1,555,159

See Notes to Schedules of Investments.

PNC International Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 96.3%
Communication Services — 6.4%
LINE (Japan)*	1,887	$69
Nintendo (Japan)	187	51
Safaricom PLC (Kenya)	163,607	43
Tencent Holdings (China)	3,680	158
Tencent Music Entertainment Group, ADR (China)*#	1,725	31

		352

Consumer Discretionary — 13.2%
adidas AG (Germany)	128	31
Alibaba Group Holding, ADR (China)*	873	160
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	9,910	59
Canada Goose Holdings (Canada)*#	794	45
Compass Group PLC (United Kingdom)	4,066	90
Countryside Properties PLC (United Kingdom) 144A	12,306	53
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,883	29
Gourmet Master (Taiwan)	4,819	36
Lululemon Athletica (Canada)*	582	88
LVMH Moet Hennessy Louis Vuitton SE (France)	189	65
MercadoLibre (Argentina)*	147	67

		723

Consumer Staples — 11.0%
Barry Callebaut AG (Switzerland)	32	55
Danone SA, ADR (France)	4,616	70
Davide Campari-Milano SpA (Italy)	5,805	55
Juhayna Food Industries (Egypt)	49,884	38
Kao (Japan)	778	59
Nestle SA (Switzerland)	1,654	150
Norway Royal Salmon ASA (Norway)	1,555	37
Reckitt Benckiser Group PLC (United Kingdom)	994	76
Treasury Wine Estates (Australia)	5,594	59

		599

Energy — 1.9%
Inpex (Japan)	3,723	36
Schoeller-Bleckmann Oilfield
Equipment AG (Austria)	506	39
Tenaris SA, ADR (Italy)	1,112	30

		105

Financials — 15.5%
AIA Group (Hong Kong)	12,436	124
Banco Bradesco SA, ADR (Brazil)	5,455	63
Burford Capital (United Kingdom)	3,873	91
Cerved Group SpA (Italy)	2,606	24
Commercial International Bank Egypt SAE (Egypt)	16,057	64
DBS Group Holdings (Singapore)	2,945	54
Equity Group Holdings PLC (Kenya)	97,489	40
First Abu Dhabi Bank PJSC (United Arab Emirates)	15,196	63
HDFC Bank, ADR (India)	612	62
Nihon M&A Center (Japan)	1,953	49
ORIX, ADR (Japan)	691	50
Ping An Insurance Group of China, Cl H (China)	10,663	113

	Number of Shares	Fair Value (000)

Sumitomo Mitsui Financial Group, ADR (Japan)	7,123	$51

		848

Healthcare — 15.6%
Asahi Intecc (Japan)	1,251	60
Clinigen Group PLC (United Kingdom)	3,749	47
GN Store Nord A/S (Denmark)	1,248	60
Grifols SA (Spain)	2,998	78
Hoya (Japan)	562	34
ICON PLC (Ireland)*	490	69
Ipsen SA (France)	244	34
M3 (Japan)	2,081	34
Medicover AB, Cl B (Sweden)*	4,043	34
Medy-Tox (South Korea)	91	44
NMC Health PLC (United Arab Emirates)	1,623	58
Notre Dame Intermedica Participacoes SA (Brazil)*	4,426	39
Novo Nordisk A/S, Cl B (Denmark)	1,644	81
Roche Holding AG (Switzerland)	395	110
Vitrolife AB (Sweden)	3,617	73

		855

Industrials — 12.1%
Ashtead Group PLC (United Kingdom)	2,701	72
Canadian National Railway (Canada)	400	34
en-japan (Japan)	1,172	38
Hexagon AB, Cl B (Sweden)	1,374	72
Kingspan Group PLC (Ireland)	834	39
NEL ASA (Norway)*	68,405	42
Nidec (Japan)	677	82
Rational AG (Germany)	50	33
Rheinmetall AG (Germany)	406	43
Saab AB, Cl B (Sweden)	1,487	51
Singapore Technologies Engineering (Singapore)	20,873	58
SMC (Japan)	171	60
Thales SA (France)	305	38

		662

Information Technology — 15.3%
ASML Holding NV (Netherlands)	163	30
Broadcom (Singapore)	243	67
CyberArk Software (Israel)*	180	20
Dassault Systemes SE (France)	238	35
Globant SA (Argentina)*	668	46
Keyence (Japan)	124	72
Mellanox Technologies (Israel)*	649	70
Murata Manufacturing (Japan)	533	83
Samsung SDI (South Korea)	238	50
SAP SE, ADR (Germany)	661	71
Solutions 30 SE (France)*	1,627	20
Taiwan Semiconductor Manufacturing (Taiwan)	3,686	28
Temenos AG (Switzerland)*	358	52
Wirecard AG (Germany)	721	99
WiseTech Global (Australia)	3,230	44
Worldline SA (France)* 144A	929	52

		839

Materials — 1.5%
Agnico Eagle Mines (Canada)	1,869	79

		79

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Real Estate — 3.8%
Central Pattana PCL (Thailand)	21,125	$50
Grand City Properties SA (Germany)	1,697	40
Nexity SA (France)	646	31
VIB Vermoegen AG (Germany)	921	24
Yanlord Land Group (Singapore)	58,143	60

		205

Total Foreign Common Stocks (Cost $4,041)		5,267

AFFILIATED MONEY MARKET FUND — 5.6%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	305,499	305

Total Affiliated Money Market Fund (Cost $305)		305

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.9% (Cost $4,346)		5,572

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.4%
Affiliated Money Market Fund — 1.3%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	70,360	70

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.314% (A)	7,818	8

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $78)		78

TOTAL INVESTMENTS — 103.3% (Cost $4,424)		5,650

Liabilities in Excess of Other Assets — (3.3)%		(181)

TOTAL NET ASSETS — 100.0%		$5,469

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $75 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $105 (000) and represents 1.9% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

PNC International Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$305	$–	$–	$305

Foreign Common Stocks:

Argentina	113	–	–	113

Australia	–	103	–	103

Austria	–	39	–	39

Brazil	190	–	–	190

Canada	246	–	–	246

China	191	271	–	462

Denmark	–	141	–	141

Egypt	38	64	–	102

France	70	275	–	345

Germany	95	246	–	341

Hong Kong	–	124	–	124

India	62	–	–	62

Ireland	69	39	–	108

Israel	90	–	–	90

Italy	30	79	–	109

Japan	100	728	–	828

Kenya	43	40	–	83

Netherlands	30	–	–	30

Norway	37	42	–	79

Singapore	67	172	–	239

South Korea	–	94	–	94

Spain	–	78	–	78

Sweden	33	197	–	230

Switzerland	–	367	–	367

Taiwan	–	64	–	64

Thailand	–	50	–	50

United Arab Emirates	–	121	–	121

United Kingdom	–	429	–	429

Short-Term Investments Purchased With Collateral From Securities Loaned	78	–	–	78

Total Assets - Investments in Securities	$1,887	$3,763	$–	$5,650

See Notes to Schedules of Investments.

At February 28, 2019, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks

Japan	15.1%	$828

China	8.5	462

United Kingdom	7.8	429

Switzerland	6.7	367

France	6.3	345

Germany	6.2	341

Canada	4.5	246

Singapore	4.4	239

Sweden	4.2	230

Brazil	3.5	190

Denmark	2.6	141

Hong Kong	2.3	124

United Arab Emirates	2.2	121

Argentina	2.1	113

Italy	2.0	109

Ireland	2.0	108

Australia	1.9	103

Egypt	1.9	102

South Korea	1.7	94

Israel	1.6	90

Kenya	1.5	83

Norway	1.4	79

Spain	1.4	78

Taiwan	1.2	64

India	1.1	62

Thailand	0.9	50

Austria	0.7	39

Netherlands	0.6	30

Total Foreign Common Stocks	96.3	5,267

Affiliated Money Market Fund	5.6	305

Total Investments Before Collateral for Loaned Securities	101.9	5,572

Short-Term Investments Purchased With Collateral From Securities Loaned	1.4	78

Total Investments	103.3	5,650

Liabilities in Excess of Other Assets	(3.3)	(181)

Total Net Assets	100.0%	$5,469

See Notes to Schedules of Investments.

PNC Multi-Factor All Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.5%
Communication Services — 4.8%
Alphabet, Cl A*	30	$34
AMC Networks, Cl A*	573	38
Charter Communications, Cl A*	110	38
Comcast, Cl A	918	35
Gray Television*	2,228	49
Interpublic Group	1,528	35
Momo, ADR (Cayman Islands)*	1,273	42
Nexstar Media Group, Cl A	414	40
Omnicom Group	433	33

		344

Consumer Discretionary — 16.6%
Aramark	1,089	33
Asbury Automotive Group*	472	34
AutoZone*	38	36
Best Buy	604	42
Boot Barn Holdings*	1,819	52
BorgWarner	879	36
Carnival (Panama)	641	37
Children’s Place	339	32
Cracker Barrel Old Country Store	194	31
Dana	2,308	46
Darden Restaurants	317	36
Dave & Buster’s Entertainment	702	36
Dollar Tree*	355	34
Fiat Chrysler Automobiles NV (Netherlands)*	2,165	32
Gentex	1,573	32
Group 1 Automotive	594	37
KB Home	1,635	37
Lear	266	40
Lithia Motors, Cl A	412	37
Macy’s	1,040	26
Magna International (Canada)	686	36
MarineMax*	1,723	34
MasterCraft Boat Holdings*	1,671	41
MDC Holdings	1,196	35
Norwegian Cruise Line Holdings (Bermuda)*	746	41
Penske Automotive Group	805	36
PulteGroup	1,195	32
Royal Caribbean Cruises (Liberia)	324	38
Sally Beauty Holdings*	1,842	33
Stamps.com*	201	19
Starbucks	493	35
Tapestry	927	32
Ulta Beauty*	131	41

		1,179

Consumer Staples — 3.4%
Church & Dwight	474	31
elf Beauty*	3,575	28
Molson Coors Brewing, Cl B	558	34
Mondelez International, CI A	783	37
Performance Food Group*	984	38
Tyson Foods, Cl A	597	37
Walgreens Boots Alliance	459	33

		238

Energy — 2.0%
Arch Coal, Cl A	377	35
BP PLC, ADR (United Kingdom)	819	35

	Number of Shares	Fair Value (000)

Gulfport Energy*	4,578	$35
Southwestern Energy*	8,840	38

		143

Financials — 29.1%
Aflac	693	34
Ally Financial	1,391	38
American Financial Group	349	35
Arbor Realty Trust REIT	3,100	40
Ares Capital	2,003	35
Associated Banc-Corp	1,590	37
Athene Holding, Cl A (Bermuda)*	763	34
Bank of America	1,280	37
Bank OZK	1,380	45
BankUnited	1,045	38
BB&T	726	37
BNY Mellon	669	35
Cadence BanCorp	1,850	37
Capital One Financial	408	34
CenterState Bank	1,495	40
Citizens Financial Group	1,002	37
City Holding	462	37
Comerica	460	40
Cullen	358	37
E*TRADE Financial	739	36
Enterprise Financial Services	838	38
Essent Group (Bermuda)*	900	39
Evercore, Cl A	441	41
Federated Investors, Cl B	1,181	35
First Busey	1,276	34
First Financial Bancorp	1,326	37
First Foundation	2,444	37
First Merchants	921	37
FNB	3,188	39
Fulton Financial	2,025	35
Independent Bank	1,486	35
Independent Bank Group	662	38
KKR Real Estate Finance Trust REIT	1,642	33
Ladder Capital REIT	2,026	37
Lakeland Bancorp	2,142	36
Lincoln National	611	38
Manulife Financial (Canada)	2,160	36
MGIC Investment*	3,050	40
Morgan Stanley	793	33
NMI Holdings, Cl A*	1,714	41
OneMain Holdings	1,275	42
Peoples Bancorp	1,049	35
Provident Financial Services	1,304	36
Radian Group	1,955	40
Regions Financial	2,338	38
Reinsurance Group of America	227	33
Royal Bank of Canada (Canada)	458	36
Sandy Spring Bancorp	998	35
SunTrust Banks	627	41
Torchmark	422	35
TriState Capital Holdings*	1,621	37
UMB Financial	515	35
Webster Financial	640	37
Western Alliance Bancorp*	790	37
Wintrust Financial	475	35

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Financials — continued
Zions Bancorp NA	772	$39

		2,073

Healthcare — 7.7%
Agilent Technologies	472	38
Amgen	163	31
AMN Healthcare Services*	554	28
Celgene*	497	41
Charles River Laboratories International*	292	42
Cigna	165	29
Encompass Health	509	32
Exelixis*	1,583	35
HCA Healthcare	254	35
ICON PLC (Ireland)*	245	34
Medpace Holdings*	595	33
Prestige Consumer Healthcare*	1,002	29
Regeneron Pharmaceuticals*	85	37
Select Medical Holdings*	2,014	30
Supernus Pharmaceuticals*	964	39
Universal Health Services, Cl B	269	37

		550

Industrials — 11.8%
AerCap Holdings NV (Netherlands)*	789	36
Air Lease	1,050	39
Allison Transmission Holdings	741	37
ASGN*	579	37
Atkore International Group*	1,586	37
BMC Stock Holdings*	2,046	39
Brady, Cl A	733	35
Builders FirstSource*	2,852	40
Cintas	187	39
Ducommun*	883	37
Ingersoll-Rand PLC (Ireland)	343	36
Kennametal	956	36
Korn Ferry	799	39
ManpowerGroup	462	39
Multi-Color	912	45
Oshkosh	520	40
Parker-Hannifin	210	37
Patrick Industries*	1,041	47
Rush Enterprises, Cl A	896	38
Snap-on	211	34
Triton International (Bermuda)	1,045	34
Waste Management	355	36

		837

Information Technology — 14.5%
Accenture PLC, Cl A (Ireland)	223	36
Booz Allen Hamilton Holding	702	37
CACI International, Cl A*	211	39
Check Point Software Technologies (Israel)*	304	37
Diodes*	973	39
DXC Technology	590	39
Euronet Worldwide*	308	41
Intel	668	36
KLA-Tencor	352	41
Lam Research	231	41
Littelfuse	182	35
MAXIMUS	481	34

	Number of Shares	Fair Value (000)

Microsoft	310	$35
MKS Instruments	487	40
NetApp	524	34
ON Semiconductor*	1,911	41
Perspecta	1,911	40
Science Applications International	499	37
SMART Global Holdings (Cayman Islands)*	1,053	31
SolarEdge Technologies*	895	38
STMicroelectronics NV (Netherlands)	2,239	37
SYNNEX	390	38
Tech Data*	386	40
TTM Technologies*	3,234	39
Vishay Intertechnology	1,749	38
Xilinx	370	46
Zebra Technologies, Cl A*	200	40

		1,029

Materials — 7.7%
Berry Global Group*	664	35
Celanese	347	36
Chemours	1,124	43
Cleveland-Cliffs	3,971	44
Domtar	893	46
International Flavors & Fragrances	237	30
Owens-Illinois	1,829	37
Packaging Corporation of America	379	36
Steel Dynamics	1,045	39
Ternium SA, ADR (Luxembourg)	1,154	33
Tronox, Cl A (Australia)	4,005	47
United States Steel	1,710	38
Venator Materials PLC (United Kingdom)*	7,521	44
Warrior Met Coal	1,295	38

		546

Utilities — 0.9%
Atmos Energy	340	34
NiSource	1,225	33

		67
Total Common Stocks (Cost $6,451)		7,006

MASTER LIMITED PARTNERSHIPS — 1.0%
Energy — 1.0%
Antero Midstream Partners LP	1,457	35
Noble Midstream Partners LP	1,112	38

		73

Total Master Limited Partnerships (Cost $69)		73

See Notes to Schedules of Investments.

PNC Multi-Factor All Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
EXCHANGE-TRADED FUND — 1.0%
iShares Russell 3000 ETF†	437	$72

Total Exchange-Traded Fund (Cost $70)		72

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	94,064	94

Total Affiliated Money Market Fund (Cost $94)		94

TOTAL INVESTMENTS — 101.8% (Cost $6,684)		7,245

Liabilities in Excess of Other Assets — (1.8)%		(128)

TOTAL NET ASSETS — 100.0%		$7,117

* Non-income producing security.

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$ 94	$ –	$ –	$94

Common Stocks	7,006	–	–	7,006

Exchange-Traded Fund	72	–	–	72

Master Limited Partnerships	73	–	–	73

Total Assets - Investments in Securities	$ 7,245	$ –	$ –	$7,245

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.6%
Communication Services — 11.6%
Alphabet, Cl A*	1,629	$1,835
Alphabet, Cl C*	1,644	1,841
AMC Networks, Cl A*	3,570	235
Charter Communications, Cl A*	5,906	2,037
Interpublic Group	19,981	460
Omnicom Group	8,615	652
Sirius XM Holdings	220,071	1,305
T-Mobile US*	26,884	1,941
Twitter*	44,277	1,363
		11,669

Consumer Discretionary — 25.1%
Amazon.com*	1,130	1,853
AutoZone*	1,517	1,424
Best Buy	11,959	823
Booking Holdings*	977	1,658
Burlington Stores*	2,544	432
CarMax*	6,532	406
Choice Hotels International	2,726	218
Columbia Sportswear	4,859	500
Darden Restaurants	6,325	709
Dollar Tree*	14,349	1,382
Domino’s Pizza	1,633	410
Dunkin’ Brands Group	3,187	228
Floor & Decor Holdings, Cl A*	7,453	277
Gentex	9,846	200
Home Depot	9,887	1,830
Lowe’s	18,413	1,935
Lululemon Athletica (Canada)*	5,136	773
Marriott International, Cl A	11,732	1,470
McDonald’s	9,590	1,763
O’Reilly Automotive*	3,700	1,376
PulteGroup	15,910	430
Ross Stores	15,361	1,457
Starbucks	26,560	1,866
Tapestry	12,180	426
Tractor Supply	4,933	470
Ulta Beauty*	2,564	801
		25,117

Consumer Staples — 3.0%
Church & Dwight	9,446	621
Kimberly-Clark	11,119	1,299
McCormick	4,468	608
US Foods Holding*	13,092	461
		2,989

Financials — 4.7%
Comerica	6,014	524
Credit Acceptance*	1,084	477
E*TRADE Financial	9,580	469
Evercore, Cl A	2,762	254
MarketAxess Holdings	1,967	480
Marsh & McLennan	15,961	1,485
OneMain Holdings	8,151	269
SVB Financial Group*	2,149	531
Western Alliance Bancorp*	4,949	229
		4,718

	Number of Shares	Fair Value (000)

Healthcare — 18.1%
ABIOMED*	1,911	$639
Amgen	8,661	1,646
Baxter International	19,231	1,437
Charles River Laboratories International*	1,807	257
Cigna	8,877	1,549
Covetrus*	3,188	114
Edwards Lifesciences*	8,271	1,400
Encompass Health	3,237	204
Exelixis*	9,849	221
HCA Healthcare	13,621	1,894
Henry Schein*	7,971	473
IDEXX Laboratories*	3,341	705
Intuitive Surgical*	3,510	1,922
Mettler-Toledo International*	1,114	759
Regeneron Pharmaceuticals*	3,392	1,461
UnitedHealth Group	6,795	1,646
Veeva Systems, Cl A*	4,728	557
Waters*	3,362	814
WellCare Health Plans*	1,732	439
		18,137

Industrials — 11.8%
Air Lease	6,571	246
Allegion PLC (Ireland)	5,197	468
Allison Transmission Holdings	4,675	232
Boeing	5,249	2,309
Cintas	3,746	774
Ingersoll-Rand PLC (Ireland)	13,891	1,466
Lennox International	1,873	459
Northrop Grumman	5,196	1,507
Parker-Hannifin	8,506	1,498
Republic Services	17,500	1,373
Waste Management	14,303	1,448
		11,780

Information Technology — 20.5%
Accenture PLC, Cl A (Ireland)	12,042	1,943
Amphenol, Cl A	15,672	1,473
Arista Networks*	3,011	859
Automatic Data Processing	13,026	1,993
Booz Allen Hamilton Holding	9,147	483
CDW	7,768	729
Citrix Systems	6,093	643
EPAM Systems*	1,713	277
Euronet Worldwide*	1,954	262
Intuit	8,597	2,125
KLA-Tencor	7,008	809
Littelfuse	1,225	237
Microsoft	16,707	1,872
MKS Instruments	3,045	252
Motorola Solutions	11,153	1,596
NetApp	10,530	687
Red Hat*	7,210	1,317
Sabre	9,086	204
Western Union	23,956	428
Xilinx	14,925	1,870
Zebra Technologies, Cl A*	2,598	521
		20,580

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — 2.0%
Berry Global Group*	4,161	$218
Celanese	6,750	691
International Flavors & Fragrances	4,697	599
Packaging Corporation of America	4,959	474

		1,982

Real Estate — 0.8%
CBRE Group, Cl A*	15,605	777

Total Common Stocks (Cost $88,299)		97,749

EXCHANGE-TRADED FUND — 1.0% iShares Russell 1000 Growth ETF†	6,762	998
Total Exchange-Traded Fund (Cost $888)		998

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	1,486,664	$1,487

Total Affiliated Money Market Fund (Cost $1,487)		1,487

TOTAL INVESTMENTS — 100.1% (Cost $90,674)		100,234

Liabilities in Excess of Other Assets — (0.1)%		(54)

TOTAL NET ASSETS — 100.0%		$100,180

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,487	$–	$–	$1,487

Common Stocks	97,749	–	–	97,749

Exchange-Traded Fund	998	–	–	998

Total Assets - Investments in Securities	$100,234	$–	$–	$100,234

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.8%
Communication Services — 7.8%
Charter Communications, Cl A*	5,281	$1,822
Comcast, Cl A	44,113	1,706
Discovery, Cl A*	46,441	1,342
DISH Network, Cl A*	14,615	475
Omnicom Group	20,772	1,572
Sprint*	259,707	1,649

		8,566

Consumer Discretionary — 12.2%
Aramark	19,379	587
AutoNation*	4,967	175
AutoZone*	1,811	1,701
Best Buy	21,665	1,491
BorgWarner	16,175	657
Carnival (Panama)	30,876	1,784
Dick’s Sporting Goods	5,198	203
Gentex	18,411	375
Kohl’s	8,377	566
Lear	4,502	685
Macy’s	18,978	470
Michaels*	12,904	182
Norwegian Cruise Line Holdings (Bermuda)*	13,294	738
Penske Automotive Group	4,246	189
PulteGroup	21,737	587
PVH	6,013	691
Royal Caribbean Cruises (Liberia)	11,632	1,378
Skechers USA, Cl A*	7,530	253
Tapestry	16,421	574

		13,286

Consumer Staples — 5.8%
Molson Coors Brewing, Cl B	10,003	617
Mondelez International, CI A	37,809	1,783
Post Holdings*	4,128	420
Tyson Foods, Cl A	21,262	1,311
US Foods Holding*	17,734	625
Walgreens Boots Alliance	22,137	1,576

		6,332

Energy — 1.5%
Centennial Resource Development, CI A*	16,122	146
Cimarex Energy	5,977	430
Encana (Canada)	32,161	233
Parsley Energy, Cl A*	23,265	422
Range Resources	18,162	194
Whiting Petroleum*	7,792	190

		1,615

Financials — 33.6%
Affiliated Managers Group	3,800	417
Aflac	33,303	1,637
AGNC Investment REIT	31,638	558
Allstate	18,332	1,730
Ally Financial	24,751	671
American Financial Group	5,961	594
Associated Banc-Corp	8,879	207
Athene Holding, Cl A (Bermuda)*	9,108	406
Bank of America	61,346	1,784
Bank OZK	7,776	255
BankUnited	5,926	216

	Number of Shares	Fair Value (000)

BB&T	35,064	$1,787
BNY Mellon	31,990	1,679
Capital One Financial	20,136	1,683
Chimera Investment REIT	9,851	182
Citizens Financial Group	38,122	1,408
Comerica	8,179	712
Discover Financial Services	19,286	1,381
E*TRADE Financial	25,869	1,267
FNB	16,158	198
Huntington Bancshares	95,152	1,371
Invesco (Bermuda)	22,042	427
KeyCorp	76,974	1,359
Lincoln National	10,835	677
Morgan Stanley	38,237	1,605
OneMain Holdings	7,473	247
Pinnacle Financial Partners	3,790	222
Principal Financial Group	25,728	1,354
Raymond James Financial	7,526	622
Regions Financial	84,307	1,383
Reinsurance Group of America	4,001	578
Santander Consumer USA Holdings	20,875	429
State Street	23,921	1,719
SunTrust Banks	22,610	1,467
Synchrony Financial	48,632	1,586
Synovus Financial	11,522	457
Torchmark	7,550	623
Two Harbors Investment REIT	13,058	181
Western Alliance Bancorp*	9,242	428
Wintrust Financial	5,551	409
Zions Bancorp NA	13,790	705

		36,621

Healthcare — 8.5%
Allergan PLC (Ireland)	11,336	1,561
Amgen	7,882	1,498
Cigna	7,862	1,371
HCA Healthcare	12,125	1,686
Laboratory Corporation of America Holdings*	9,039	1,340
Quest Diagnostics	13,724	1,188
Universal Health Services, Cl B	4,805	667

		9,311

Industrials — 7.3%
ADT#	60,207	482
Air Lease	5,906	221
Cummins	8,549	1,317
Fortune Brands Home & Security	9,794	461
Huntington Ingalls Industries	2,901	608
Knight-Swift Transportation Holdings	14,551	489
ManpowerGroup	5,650	476
Oshkosh	5,770	449
Owens Corning	7,886	394
Parker-Hannifin	7,591	1,337
Waste Management	17,003	1,722

		7,956

Information Technology — 11.6%
Arrow Electronics*	5,353	427
Cognizant Technology Solutions, Cl A	23,762	1,687
Coherent*	1,673	223
DXC Technology	21,362	1,407

See Notes to Schedules of Investments.

PNC Multi-Factor Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Fair
	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Intel	32,121	$1,701
Littelfuse	2,181	421
Micron Technology*	47,528	1,943
Oracle	33,319	1,737
Sabre	16,967	380
Skyworks Solutions	16,818	1,373
Symantec	60,641	1,364

		12,663

Materials — 9.1%
Ardagh Group SA (Luxembourg)	16,682	217
Berry Global Group*	7,800	409
Celanese	12,578	1,287
Domtar	4,992	254
Eastman Chemical	7,643	632
Freeport-McMoRan	110,104	1,420
Huntsman	19,103	474
International Paper	28,272	1,295
LyondellBasell Industries NV, Cl A (Netherlands)	18,197	1,556
Olin	7,982	206
Owens-Illinois	10,133	202
Silgan Holdings	7,169	203
Steel Dynamics	12,213	456
United States Steel	9,688	217
Westlake Chemical	8,596	601
Westrock	14,897	557

		9,986

Utilities — 0.4%
MDU Resources Group	15,490	409

Total Common Stocks (Cost $102,206)		106,745

EXCHANGE-TRADED FUND — 1.0% iShares Russell 1000 Value ETF†	8,994	1,109

Total Exchange-Traded Fund (Cost $1,136)		1,109

		Fair
	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	1,421,780	$1,422

Total Affiliated Money Market Fund (Cost $1,422)		1,422

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $104,764)		109,276

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.5%
Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	450,588	451

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 2.314% (A)	50,065	50

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $501)		501

TOTAL INVESTMENTS — 100.6% (Cost $105,265)		109,777
Liabilities in Excess of Other Assets — (0.6)%		(637)
TOTAL NET ASSETS — 100.0%		$109,140

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $477 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$1,422	$–	$–	$1,422

Common Stocks	106,745	–	–	106,745

Exchange-Traded Fund	1,109	–	–	1,109

Short-Term Investments Purchased With Collateral From Securities Loaned	501	–	–	501

Total Assets - Investments in Securities	$109,777	$–	$–	$109,777

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number	Fair Value
	of Shares	(000)
COMMON STOCKS — 99.9%
Communication Services — 4.8%
Boingo Wireless*	94,255	$2,108
Cars.com*	86,153	2,028
Cogent Communications Holdings	72,381	3,526
Match Group*	72,728	4,028
Shenandoah Telecommunications	97,151	4,317
United States Cellular*	67,982	3,174

		19,181

Consumer Discretionary — 14.3%
Aaron’s	60,015	3,258
Bright Horizons Family Solutions*	45,097	5,592
Cavco Industries*	26,809	3,711
Churchill Downs	65,464	6,141
Dorman Products*	35,368	2,861
El Pollo Loco Holdings*	116,707	1,766
Ollie’s Bargain Outlet Holdings*	68,593	6,051
Oxford Industries	33,449	2,644
Sally Beauty Holdings*	250,702	4,530
Stamps.com*	22,141	2,081
Steven Madden	120,498	3,975
Texas Roadhouse	69,001	4,368
Williams-Sonoma#	98,463	5,727
Wingstop	59,759	3,981

		56,686

Consumer Staples — 4.2%
Lancaster Colony	25,496	3,997
Sprouts Farmers Market*	159,186	3,712
Universal	54,779	3,251
WD-40#	31,245	5,592

		16,552

Energy — 4.8%
CVR Energy	104,141	4,222
GasLog (Bermuda)	160,717	2,591
Matador Resources*	100,311	1,866
Peabody Energy	106,119	3,274
Southwestern Energy*	998,424	4,223
Tallgrass Energy LP	132,143	2,990

		19,166

Financials — 16.6%
BancorpSouth Bank	101,467	3,307
Cathay General Bancorp	97,502	3,787
First Financial Bancorp	131,778	3,654
First Financial Bankshares	58,095	3,767
First Horizon National	192,833	3,014
First Merchants	68,722	2,776
Northwest Bancshares	164,862	3,066
Old National Bancorp	222,398	3,954
Popular (Puerto Rico)	89,606	5,052
Provident Financial Services	79,707	2,188
Renasant	63,353	2,425
Selective Insurance Group	80,591	5,316
South State	56,639	4,024
Synovus Financial	72,836	2,890
United Bankshares	109,919	4,220
Virtu Financial, Cl A	121,282	3,049
Waddell & Reed Financial, Cl A	193,144	3,575
WesBanco	65,477	2,778

	Number	Fair Value
	of Shares	(000)

WSFS Financial	67,967	$2,942

		65,784

Healthcare — 13.6%
ACADIA Pharmaceuticals*	253,081	6,707
Addus HomeCare*	37,574	2,525
AMN Healthcare Services*	57,886	2,895
Cantel Medical	34,116	2,508
Cerus*	466,915	3,040
Corcept Therapeutics*	245,062	3,056
Integer Holdings*	41,742	3,797
Luminex	154,573	3,939
PRA Health Sciences*	26,298	2,813
R1 RCM*	331,663	3,280
Retrophin*	163,394	3,686
Sarepta Therapeutics*	32,118	4,633
Supernus Pharmaceuticals*	75,572	3,086
Vanda Pharmaceuticals*	135,748	2,748
Vericel*	121,725	2,277
Wright Medical Group NV (Netherlands)*	97,699	3,059

		54,049

Industrials — 16.3%
Advanced Disposal Services*	156,504	4,150
Barnes Group	37,502	2,178
Comfort Systems USA	72,018	3,862
Curtiss-Wright	35,116	4,329
HEICO	74,928	7,023
Landstar System	28,890	3,140
Moog, Cl A	71,741	6,741
MSA Safety	48,737	5,039
Quanta Services	84,965	3,028
RBC Bearings*	13,910	1,949
Regal Beloit	44,932	3,763
Rexnord*	126,494	3,374
Simpson Manufacturing	88,039	5,276
TriNet Group*	78,690	4,823
Woodward	64,247	6,190

		64,865

Information Technology — 14.9%
Alteryx, Cl A*	51,933	3,963
Aspen Technology*	26,429	2,662
CACI International, Cl A*	16,615	3,028
Cardtronics PLC, Cl A (United Kingdom)*	75,766	2,236
CyberArk Software (Israel)*	36,639	4,022
EVERTEC (Puerto Rico)	107,493	3,076
Littelfuse	21,901	4,229
MAXIMUS	51,182	3,617
NCR*	147,705	4,139
Novanta (Canada)*	28,172	2,302
Photronics*	268,391	2,633
Qualys*	27,299	2,283
RealPage*	65,002	3,979
Silicon Laboratories*	39,516	3,202
Tech Data*	62,812	6,421
Teradata*	86,898	4,203
Vishay Intertechnology	151,388	3,318

		59,313

See Notes to Schedules of Investments.

	Number	Fair Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — 3.0%
Carpenter Technology	48,023	$2,254
HB Fuller	74,763	3,774
Minerals Technologies	44,932	2,660
Silgan Holdings	122,070	3,456

		12,144

Real Estate — 5.3%
Agree Realty REIT	94,018	6,180
EastGroup Properties REIT	37,911	4,005
InfraREIT	91,204	1,947
PotlatchDeltic REIT	62,399	2,246
PS Business Parks REIT	16,152	2,377
Xenia Hotels & Resorts REIT	220,272	4,302

		21,057

Utilities — 2.1%
ONE Gas	47,020	4,065
Spire	52,609	4,173

		8,238

Total Common Stocks (Cost $346,994)		397,035

AFFILIATED MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	4,549,521	4,550

Total Affiliated Money Market Fund (Cost $4,550)		4,550

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.1% (Cost $351,544)		401,585

	Number	Fair Value
	of Shares	(000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	713,628	$714

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.314% (A)	79,292	79

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $793)		793

TOTAL INVESTMENTS — 101.3% (Cost $352,337)		402,378

Liabilities in Excess of Other Assets — (1.3)%		(5,091)

TOTAL NET ASSETS — 100.0%		$397,287
*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $770 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$4,550	$–	$–	$4,550

Common Stocks	397,035	–	–	397,035

Short-Term Investments Purchased With Collateral From Securities Loaned	793	–	–	793

Total Assets - Investments in Securities	$402,378	$–	$–	$402,378

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.8%
Communication Services — 5.9%
AMC Networks, Cl A*	21,082	$1,385
Boingo Wireless*	31,304	700
Meredith#	19,637	1,125
MSG Networks, Cl A*	79,944	1,930
Nexstar Media Group, Cl A	17,339	1,695
Telephone & Data Systems	49,643	1,591

		8,426

Consumer Discretionary — 13.8%
American Eagle Outfitters	93,322	1,904
Bright Horizons Family Solutions*	11,537	1,430
Cavco Industries*	6,788	940
Churchill Downs	12,417	1,165
Deckers Outdoor*	13,389	1,981
DSW, Cl A	20,773	615
Five Below*	9,678	1,165
Fox Factory Holding*	16,817	1,066
K12*	58,949	1,889
MasterCraft Boat Holdings*	32,462	801
Ollie’s Bargain Outlet Holdings*	21,861	1,928
Ruth’s Hospitality Group	51,260	1,303
Texas Roadhouse	22,743	1,440
Tower International	49,100	1,259
Urban Outfitters*	33,283	1,027

		19,913

Consumer Staples — 6.2%
Calavo Growers	9,358	797
Central Garden & Pet*	39,758	1,244
Inter Parfums	22,815	1,683
National Beverage*	14,550	998
Nomad Foods (Virgin Islands)*	33,547	674
WD-40	11,919	2,133
Weis Markets	29,162	1,467

		8,996

Energy — 2.4%
Gulfport Energy*	161,955	1,241
Mammoth Energy Services	37,648	865
ProPetro Holding*	66,154	1,314

		3,420

Financials — 3.8%
Chemical Financial	15,762	722
HCI Group	24,193	1,117
United Community Financial	81,518	817
WesBanco	33,064	1,403
Western Alliance Bancorp*	29,082	1,346

		5,405

Healthcare — 22.4%
Amicus Therapeutics*	181,421	2,195
Array BioPharma*	67,341	1,545
Cambrex*	17,707	732
Cantel Medical	17,759	1,306
Charles River Laboratories International*	10,509	1,494
Chemed	4,101	1,351
CONMED	12,271	944
Emergent BioSolutions*	21,838	1,274

	Number of Shares	Fair Value (000)

Encompass Health	9,590	$606
Genomic Health*	23,955	1,820
Heron Therapeutics*	32,239	853
Innoviva*	71,414	1,121
Integra LifeSciences Holdings*	24,270	1,337
Masimo*	11,009	1,445
Medpace Holdings*	16,987	933
Merit Medical Systems*	31,402	1,750
Neogen*	14,637	907
Omnicell*	15,519	1,318
Pacira Pharmaceuticals*	19,719	812
Premier, CI A*	22,345	817
Repligen*	38,281	2,279
Retrophin*	40,347	910
Sarepta Therapeutics*	8,097	1,168
STAAR Surgical*	43,180	1,589
Supernus Pharmaceuticals*	20,924	855
Tabula Rasa HealthCare*	17,419	960

		32,321

Industrials — 17.7%
ADT#	123,904	991
Aerojet Rocketdyne Holdings*	31,475	1,172
Ameresco, Cl A*	45,402	743
Barnes Group	19,795	1,149
Comfort Systems USA	35,278	1,892
Curtiss-Wright	14,137	1,743
Generac Holdings*	38,760	1,998
Harsco*	45,883	1,027
Hillenbrand	28,010	1,241
Insperity	7,239	914
ITT	21,934	1,267
Marten Transport	85,293	1,591
MasTec*	15,402	665
Mercury Systems*	31,342	1,991
Mueller Industries	46,400	1,534
Rush Enterprises, Cl A	28,776	1,206
Trex*	9,335	700
TriMas*	43,813	1,416
UniFirst	10,555	1,518
US Ecology	12,897	740

		25,498

Information Technology — 19.1%
Alarm.com Holdings*	38,750	2,543
Aspen Technology*	12,361	1,245
Brooks Automation	43,268	1,389
CACI International, Cl A*	10,109	1,843
Evo Payments, Cl A*	63,816	1,705
ExlService Holdings*	22,960	1,410
Fair Isaac*	11,413	2,828
HubSpot*	14,534	2,447
Integrated Device Technology*	31,651	1,530
Novanta (Canada)*	13,892	1,135
OSI Systems*	11,668	1,013
Proofpoint*	13,389	1,581
Pure Storage, Cl A*	42,624	873
Rapid7*	45,181	2,080
RealPage*	12,907	790
RingCentral, Cl A*	10,279	1,082
Silicon Laboratories*	11,509	933

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number	Fair Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
Varonis Systems*	20,057	$1,143

		27,570

Materials — 1.3%
Louisiana-Pacific	49,356	1,247
Orion Engineered Carbons SA (Luxembourg)	19,879	554

		1,801

Real Estate — 5.7%
FirstService (Canada)	11,601	1,007
National Health Investors REIT	13,761	1,074
Rayonier REIT	36,215	1,067
Ryman Hospitality Properties REIT	15,165	1,228
Urstadt Biddle Properties, Cl A REIT	33,164	694
Weingarten Realty Investors REIT	60,785	1,751
Whitestone REIT	105,590	1,374

		8,195

Utilities — 0.5%
MGE Energy	11,692	747

Total Common Stocks (Cost $118,920)		142,292

MASTER LIMITED PARTNERSHIP — 0.8%
Energy — 0.8%
Shell Midstream Partners LP	59,306	1,060

Total Master Limited Partnership (Cost $1,160)		1,060

AFFILIATED MONEY MARKET FUND — 0.1%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	175,530	176

Total Affiliated Money Market Fund (Cost $176)		176

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $120,256)		143,528

	Number	Fair Value
	of Shares	(000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.5%
Affiliated Money Market Fund — 1.3%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	1,937,103	$1,937

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.314% (A)	215,234	215

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,152)		2,152

TOTAL INVESTMENTS — 101.2% (Cost $122,408)		145,680

Liabilities in Excess of Other Assets — (1.2)%		(1,707)

TOTAL NET ASSETS — 100.0%		$143,973

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,092 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$176	$–	$–	$176

Common Stocks	142,292	–	–	142,292

Master Limited Partnership	1,060	–	–	1,060

Short-Term Investments Purchased With Collateral From Securities Loaned	2,152	–	–	2,152

Total Assets - Investments in Securities	$145,680	$–	$–	$145,680

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.9%
Communication Services — 2.9%
AMC Networks, Cl A*	3,242	$213
Boingo Wireless*	4,099	92
Cogent Communications Holdings	3,518	171
Meredith#	2,773	159

		635

Consumer Discretionary — 9.5%
Aaron’s	4,847	263
Adtalem Global Education*	3,377	163
American Axle & Manufacturing Holdings*	8,814	142
Cooper-Standard Holdings*	1,891	114
Dillard’s, Cl A#	1,979	155
Dine Brands Global	892	88
Lithia Motors, Cl A	1,389	125
Meritage Homes*	4,815	211
Murphy USA*	1,170	91
Penn National Gaming*	5,627	140
Sally Beauty Holdings*	10,284	186
Sleep Number*	2,333	102
Steven Madden	8,418	278

		2,058

Consumer Staples — 2.2%
Chefs’ Warehouse*	4,119	132
Cott (Canada)	6,830	102
Freshpet*	2,688	111
Nomad Foods (Virgin Islands)*	6,744	136

		481

Energy — 5.1%
Arch Coal, Cl A	1,196	111
Helix Energy Solutions Group*	14,472	107
Matrix Service*	12,014	251
Newpark Resources*	10,712	95
Renewable Energy Group*	3,923	104
SEACOR Holdings*	6,785	303
Southwestern Energy*	29,450	125

		1,096

Financials — 28.1%
ACNB	1,521	60
Axos Financial*	4,034	130
Bank of NT Butterfield & Son (Bermuda)	4,060	165
Brookline Bancorp	15,750	252
Cadence BanCorp	5,719	114
Camden National	2,925	131
Community Bank System	3,096	201
Dime Community Bancshares	10,538	211
First BanCorp (Puerto Rico)	20,703	238
First Commonwealth Financial	22,558	317
First Community Bankshares	2,996	107
First Midwest Bancorp	8,151	189
Fulton Financial	10,711	184
Great Western Bancorp	3,735	140
Greenhill	4,618	109
Heartland Financial USA	3,563	173
International Bancshares	8,834	361
Invesco Mortgage Capital REIT	11,499	183
Kinsale Capital Group	4,663	311
Ladder Capital REIT	7,302	134

	Number of Shares	Fair Value (000)

Lakeland Bancorp	10,510	$176
Marcus & Millichap*	7,145	276
NMI Holdings, Cl A*	8,173	197
On Deck Capital*	12,295	75
Opus Bank	9,882	225
PennyMac Financial Services*	7,170	167
PJT Partners, Cl A	2,785	129
S&T Bancorp	4,546	188
Southside Bancshares	3,817	133
Two Harbors Investment REIT	24,927	346
Umpqua Holdings	9,796	178
Westamerica Bancorporation	4,340	279

		6,079

Healthcare — 4.9%
Antares Pharma*	28,075	101
CorVel*	4,078	274
Mallinckrodt PLC (Ireland)*	8,334	208
Medpace Holdings*	2,689	148
Patterson	3,609	81
Retrophin*	7,255	164
Simulations Plus	4,627	95

		1,071

Industrials — 12.2%
AAR	3,201	117
Brady, Cl A	6,432	304
DMC Global	3,427	161
Ennis	9,177	195
Global Brass & Copper Holdings	5,527	186
Greenbrier	3,194	132
Harsco*	8,246	185
Insperity	1,187	150
Navigant Consulting	4,886	101
NOW*	7,171	103
Radiant Logistics*	34,278	219
Regal Beloit	2,435	204
Terex	7,744	260
Viad	4,034	234
WESCO International*	1,753	95

		2,646

Information Technology — 12.4%
3D Systems*	8,912	126
Bottomline Technologies DE*	4,054	202
Digi International*	9,902	131
Fabrinet (Cayman Islands)*	3,286	192
Finisar*	3,860	95
FireEye*	16,054	269
Knowles*	10,520	171
ManTech International, Cl A	3,626	197
Materialise NV, ADR (Belgium)*	14,064	270
Plexus*	3,910	241
Radware (Israel)*	4,842	122
Sanmina*	4,971	159
SPS Commerce*	1,063	113
Sykes Enterprises*	6,830	202
Viavi Solutions*	13,978	184

		2,674

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — 4.8%
Alamos Gold, Cl A (Canada)	33,641	$163
Mesabi Trust#	3,352	101
Orion Engineered Carbons SA (Luxembourg)	8,410	234
Sandstorm Gold (Canada)*#	51,405	289
Silgan Holdings	8,585	243

		1,030

Real Estate — 10.4%
Ashford Hospitality Trust REIT	16,962	91
CareTrust REIT	8,612	192
CoreSite Realty REIT	1,131	116
DiamondRock Hospitality REIT	20,836	223
Four Corners Property Trust REIT	11,182	306
Getty Realty REIT	9,818	324
Hersha Hospitality Trust REIT	8,813	166
Industrial Logistics Properties Trust REIT	6,269	131
Monmouth Real Estate Investment REIT	24,520	325
NexPoint Residential Trust REIT	5,046	181
Office Properties Income Trust REIT	3,281	100
PotlatchDeltic REIT	2,425	87

		2,242

Utilities — 6.4%
American States Water	1,974	141
El Paso Electric	1,623	87
Northwest Natural Holding	2,008	129
NorthWestern	4,971	341
SJW Group	2,584	158
Spire	6,829	541

		1,397
Total Common Stocks (Cost $20,357)		21,409

MASTER LIMITED PARTNERSHIPS — 1.3%
Energy — 0.4%
Hoegh LNG Partners LP (Marshall Islands)	5,504	98

Industrials — 0.9%
Brookfield Business Partners LP (Bermuda)	4,993	186

Total Master Limited Partnerships (Cost $320)		284

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	183,412	183

Total Affiliated Money Market Fund (Cost $183)		183

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.1% (Cost $20,860)		21,876

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Affiliated Money Market Fund — 2.3%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	507,239	$507

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 2.314% (A)	56,360	56

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $563)		563

TOTAL INVESTMENTS — 103.7% (Cost $21,423)		22,439
Liabilities in Excess of Other Assets — (3.7)%		(801)
TOTAL NET ASSETS — 100.0%		$21,638

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $537 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$183	$–	$–	$183

Common Stocks	21,409	–	–	21,409

Master Limited Partnerships	284	–	–	284

Short-Term Investments Purchased With Collateral From Securities Loaned	563	–	–	563

Total Assets - Investments in Securities	$22,439	$–	$–	$22,439

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.0%
Communication Services — 3.0%
Madison Square Garden, Cl A*	38,432	$11,074

Consumer Discretionary — 15.1%
Cavco Industries*	26,853	3,717
Dorman Products*	104,393	8,445
Fox Factory Holding*	151,940	9,630
Helen of Troy (Bermuda)*	51,357	5,758
Hooker Furniture	76,555	2,404
Installed Building Products*	135,681	5,918
iRobot*#	37,116	4,642
LCI Industries	107,672	8,773
Lithia Motors, Cl A	74,019	6,682

		55,969

Energy — 0.3%
KLX Energy Services Holdings*	38,824	1,023

Financials — 22.1%
Allegiance Bancshares*	86,627	3,314
AMERISAFE	87,949	5,550
Artisan Partners Asset Management, Cl A	156,635	4,120
Credit Acceptance*	32,562	14,323
Diamond Hill Investment Group*	23,881	3,390
Home BancShares	291,234	5,673
LegacyTexas Financial Group	182,710	7,624
National General Holdings	337,476	8,710
Pacific Premier Bancorp	85,224	2,544
PRA Group*	367,490	11,830
RLI	147,457	10,399
Veritex Holdings	148,258	4,153

		81,630

Healthcare — 8.1%
AMN Healthcare Services*	189,828	9,493
Medpace Holdings*	67,362	3,701
Neogen*	102,155	6,329
Omnicell*	54,240	4,608
PetIQ*	195,105	5,875

		30,006

Industrials — 26.8%
Alamo Group	92,949	8,927
ASGN*	173,073	11,148
Cubic	62,148	3,835
EnerSys	97,744	7,215
Exponent	181,550	10,281
H&E Equipment Services	179,907	5,179
HEICO	149,185	13,983
Insperity	121,226	15,307
John Bean Technologies	73,374	6,875
Patrick Industries*	122,883	5,556
Universal Forest Products	240,286	7,442
Willdan Group*	83,048	3,146

		98,894

Information Technology — 11.0%
Envestnet*	157,196	9,590
ePlus*	134,562	12,035
RealPage*	94,324	5,774
Tyler Technologies*	29,594	6,061

	Number of Shares	Fair Value (000)

WEX*	39,969	$7,117

		40,577
Materials — 3.5%
Balchem	90,152	7,999
Neenah	73,835	4,990

		12,989
Real Estate — 7.1%
Colliers International Group (Canada)	112,771	7,700
FirstService (Canada)	149,809	13,010
RE/MAX Holdings, Cl A	143,443	5,627

		26,337

Total Common Stocks (Cost $212,727)		358,499

AFFILIATED MONEY MARKET FUND — 3.0%
PNC Government Money Market Fund, Class I Shares 2.290%† (A)	10,964,379	10,964

Total Affiliated Money Market Fund (Cost $10,964)		10,964

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $223,691)		369,463
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 1.0%
PNC Government Money Market Fund,
Class I Shares 2.290%† (A)	3,863,848	3,864

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 2.314% (A)	429,317	429

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $4,293)		4,293

TOTAL INVESTMENTS — 101.1% (Cost $227,984)		373,756
Liabilities in Excess of Other Assets — (1.1)%		(4,196)
TOTAL NET ASSETS — 100.0%		$369,560

* Non-income producing security.

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

#	Security fully or partially on loan. Total Value of Securities on Loan is $4,240 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

PNC Small Cap Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$10,964	$–	$–	$10,964

Common Stocks	358,499	–	–	358,499

Short-Term Investments Purchased With Collateral From Securities Loaned	4,293	–	–	4,293

Total Assets - Investments in Securities	$373,756	$–	$–	$373,756

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Fair
	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 5.4%
Automotive — 3.0%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$335	$333
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	488	484
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	170	169
Ford Credit Auto Lease Trust,
Series 2019-A, Cl A2A 2.840%, 09/15/21	1,195	1,195
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	18	18
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	960	954
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4 2.050%, 06/21/23	760	752
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	924	918
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	590	586
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	350	344
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A3 3.020%, 11/21/22	500	502

		6,255

Credit Cards — 1.8%
American Express Credit Account Master Trust,
Series 2017-6, Cl A 2.040%, 05/15/23	740	732
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	590	586
BA Credit Card Trust,
Series 2018-A1, Cl A1 2.700%, 07/17/23	810	809
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6 2.290%, 07/15/25	800	785
Discover Card Execution Note Trust,
Series 2019-A1, Cl A1 3.040%, 07/15/24	820	825

		3,737

Equipment — 0.2%
CNH Equipment Trust,
Series 2018-B, Cl A3 3.190%, 11/15/23	410	413

		Fair
	Par	Value
	(000)	(000)

Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4 5.550%, 10/20/23	$434	$449
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2 2.161%, 10/15/21	325	324

		773

Total Asset-Backed Securities
(Cost $11,219)		11,178

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Freddie Mac, Series 4231, Cl AD 2.500%, 12/15/26	345	339

Total Collateralized Mortgage Obligation
(Cost $344)		339

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.7%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	3,533	3,529

Total Commercial Mortgage-Backed Security (Cost $3,585)		3,529

CORPORATE BONDS — 45.9%
Automotive — 1.8%
Daimler Finance North America LLC 3.400%, 02/22/22 144A	650	649
Ford Motor 4.346%, 12/08/26	869	786
Ford Motor Credit LLC 2.597%, 11/04/19	455	454
General Motors 6.600%, 04/01/36	175	181
5.150%, 04/01/38	360	323
General Motors Financial 4.350%, 01/17/27	505	479
3.950%, 04/13/24	410	399
Goodyear Tire & Rubber 4.875%, 03/15/27#	410	377

		3,648

Cable — 2.9%
21st Century Fox America 6.900%, 03/01/19	1,736	1,736
Belo 7.750%, 06/01/27	435	473
CBS 2.900%, 06/01/23	425	413
Charter Communications Operating LLC 6.384%, 10/23/35	675	723
Comcast 4.950%, 10/15/58	350	372
3.900%, 03/01/38	880	832
NBCUniversal Media LLC 4.375%, 04/01/21	755	776
Time Warner Cable LLC 4.500%, 09/15/42	500	420

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Fair
	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Cable — continued
Time Warner Entertainment LP 8.375%, 03/15/23	$135	$156

		5,901

Consumer Discretionary — 1.1%
Carnival 3.950%, 10/15/20	565	573
Cedar Fair LP 5.375%, 04/15/27	145	145
Hilton Worldwide Finance LLC 4.625%, 04/01/25	175	174
KB Home 7.625%, 05/15/23	285	306
Netflix 4.875%, 04/15/28	215	209
Royal Caribbean Cruises 3.700%, 03/15/28	575	538
Toll Brothers Finance 4.350%, 02/15/28	335	315

		2,260

Consumer Staples — 1.0%
Kroger 6.150%, 01/15/20	1,805	1,854
4.450%, 02/01/47	325	287

		2,141

Energy — 6.7%
Andeavor LLC 5.375%, 10/01/22	475	481
BP Capital Markets America 3.224%, 04/14/24	1,255	1,260
Cheniere Energy Partners LP 5.625%, 10/01/26 144A	725	739
ConocoPhillips 6.500%, 02/01/39	205	269
ConocoPhillips Canada Funding 7.200%, 08/15/31	375	491
DCP Midstream Operating LP 5.375%, 07/15/25	480	499
Energy Transfer LP 5.500%, 06/01/27	935	982
Energy Transfer Operating LP 6.125%, 12/15/45	360	376
4.050%, 03/15/25	1,010	1,002
Enterprise Products Operating LLC 4.800%, 02/01/49	200	204
EQT 3.900%, 10/01/27	800	726
HollyFrontier 5.875%, 04/01/26	635	670
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	665	797
Marathon Petroleum 4.500%, 04/01/48 144A	595	547
MPLX LP 4.500%, 04/15/38	420	386
Nexen 6.200%, 07/30/19	369	374

		Fair
	Par	Value
	(000)	(000)

NuStar Logistics LP 5.625%, 04/28/27	$140	$140
Petroleos Mexicanos 6.000%, 03/05/20	230	234
4.250%, 01/15/25	575	520
3.500%, 07/23/20	300	297
Phillips 66 4.650%, 11/15/34	510	527
Range Resources 5.000%, 08/15/22	615	606
Southwestern Energy 6.200%, 01/23/25	210	208
TransCanada PipeLines 6.200%, 10/15/37	220	253
Valero Energy 3.400%, 09/15/26	740	709
Western Midstream Operating LP 4.750%, 08/15/28	335	330
4.500%, 03/01/28	165	160

		13,787

Financials — 14.2%
American Express 3.000%, 10/30/24	505	493
Bank of America 6.250%, (A) (B)	645	682
Bank of America (MTN) 4.450%, 03/03/26	760	774
4.200%, 08/26/24	1,290	1,315
3.499%, 05/17/22 (A)	585	589
Bank of Nova Scotia 2.500%, 01/08/21	1,070	1,062
BB&T (MTN) 6.850%, 04/30/19	10	10
BBVA Bancomer SA 4.375%, 04/10/24 144A	1,160	1,162
BNY Mellon 3.400%, 05/15/24	580	584
Capital One Financial 3.300%, 10/30/24	325	314
Caterpillar Financial Services (MTN) 2.100%, 01/10/20	480	477
Citigroup 6.250%, (A) (B)	560	589
4.450%, 09/29/27	560	562
2.900%, 12/08/21	560	557
2.876%, 07/24/23 (A)	1,460	1,438
Credit Agricole SA (MTN) 3.250%, 10/04/24 144A	750	726
Credit Suisse AG (GMTN) 5.400%, 01/14/20	1,513	1,542
Credit Suisse Group AG 7.250%, (A) (B) 144A	545	545
Deutsche Bank AG 4.250%, 02/04/21	1,140	1,135
Goldman Sachs Group 3.200%, 02/23/23	785	778
2.350%, 11/15/21	515	504
HSBC Bank USA NA 4.875%, 08/24/20	2,050	2,103

See Notes to Schedules of Investments.

		Fair
	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Financials — continued
HSBC Holdings PLC
6.375%, (A) (B)	$500	$510
John Deere Capital (MTN)
2.150%, 09/08/22	510	497
JPMorgan Chase
6.100%, (A) (B)	535	556
4.023%, 12/05/24 (A)	245	251
3.882%, 07/24/38 (A)	435	413
3.559%, 04/23/24 (A)	410	412
Lloyds Banking Group PLC
4.650%, 03/24/26	635	626
Morgan Stanley (GMTN)
4.000%, 07/23/25	1,030	1,046
2.500%, 04/21/21	1,510	1,491
Morgan Stanley (MTN)
2.625%, 11/17/21	425	419
MUFG Americas Holdings
3.500%, 06/18/22	570	573
Royal Bank of Canada
2.100%, 10/14/20	1,375	1,359
1.875%, 02/05/20	670	664
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	750	791
6.000%, 12/19/23	160	168
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	10	10
Visa
4.150%, 12/14/35	490	514
Wells Fargo
3.069%, 01/24/23	195	194
Wells Fargo (MTN)
4.100%, 06/03/26	420	423
Westpac Banking
2.650%, 01/25/21	450	447

		29,305

Food, Beverage & Tobacco — 2.3%
Anheuser-Busch InBev Worldwide
3.750%, 01/15/22	1,095	1,120
Anheuser-Busch LLC
4.700%, 02/01/36 144A	1,465	1,418
Constellation Brands
3.875%, 11/15/19	835	840
Kraft Heinz Foods
5.200%, 07/15/45	165	154
5.000%, 06/04/42	390	354
3.500%, 06/06/22	290	289
2.800%, 07/02/20	630	626

		4,801

Healthcare — 2.6%
AbbVie
3.200%, 05/14/26	685	646
Allergan Funding SCS
3.450%, 03/15/22	405	403
Amgen
4.400%, 05/01/45	455	425
CVS Health
3.700%, 03/09/23	1,440	1,449
3.350%, 03/09/21	410	411

		Fair
	Par	Value
	(000)	(000)

HCA 6.500%, 02/15/20	$1,000	$1,030
Johnson & Johnson 3.550%, 03/01/36	500	488
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	235	233
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	385	320

		5,405

Industrials — 3.3%
Cintas No. 2 4.300%, 06/01/21	589	602
CNH Industrial Capital LLC 4.375%, 04/05/22	1,345	1,363
Eaton 6.950%, 03/20/19	10	10
Northrop Grumman 5.050%, 08/01/19	5	5
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	225	236
Penske Truck Leasing LP 3.650%, 07/29/21 144A	840	845
PulteGroup 7.875%, 06/15/32	787	850
Spirit AeroSystems 4.600%, 06/15/28	570	567
United Continental Holdings 4.250%, 10/01/22	1,420	1,417
United Rentals North America 4.875%, 01/15/28	990	945

		6,840

Information Technology — 0.5%
VeriSign 4.625%, 05/01/23	1,015	1,032

Insurance — 0.9%
Berkshire Hathaway Finance 4.200%, 08/15/48	460	465
Chubb INA Holdings 5.900%, 06/15/19	10	10
MetLife 6.400%, 12/15/36	505	535
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	335	359
XLIT 4.450%, 03/31/25	435	446

		1,815

Materials — 1.9%
ArcelorMittal 6.250%, 02/25/22	1,175	1,259
DowDuPont 5.319%, 11/15/38	280	295
3.766%, 11/15/20	190	192
Monsanto 2.125%, 07/15/19	1,272	1,265
Sherwin-Williams 2.750%, 06/01/22	240	236

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Fair
	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Materials — continued
Yamana Gold 4.950%, 07/15/24	$711	$717

		3,964

Real Estate — 1.0%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	730	736
Crown Castle International 4.875%, 04/15/22	531	553
Host Hotels & Resorts LP 3.750%, 10/15/23	440	431
Spirit Realty LP 4.450%, 09/15/26	274	266

		1,986

Retail — 1.2%
Booking Holdings 2.750%, 03/15/23	165	161
Hanesbrands 4.625%, 05/15/24 144A	375	375
Penske Automotive Group 5.375%, 12/01/24	620	617
Walmart 5.625%, 04/01/40	500	606
Wolverine World Wide 5.000%, 09/01/26 144A	780	749

		2,508

Technology — 1.2%
Amphenol 4.000%, 02/01/22	5	5
3.200%, 04/01/24	195	190
Apple 3.850%, 05/04/43	630	610
Fiserv 3.500%, 10/01/22	860	863
Microsoft 3.450%, 08/08/36	835	810

		2,478

Telecommunications — 1.5%
AT&T 5.700%, 03/01/57	595	607
5.250%, 03/01/37	605	611
Nokia OYJ 3.375%, 06/12/22	70	69
T-Mobile USA 4.500%, 02/01/26	210	207
Verizon Communications 5.250%, 03/16/37	1,390	1,513

		3,007

Transportation — 0.6%
Cie de Chemin de Fer Canadien Pacifique 7.250%, 05/15/19	10	10
ERAC USA Finance LLC 5.625%, 03/15/42 144A	385	416
FedEx 3.900%, 02/01/35	550	508

		Fair
	Par	Value
	(000)	(000)

3.400%, 01/14/22	$375	$378

		1,312

Utilities — 1.2%
Alabama Power
2.450%, 03/30/22	510	502
American Electric Power
2.150%, 11/13/20	405	399
Atmos Energy
8.500%, 03/15/19	5	5
Berkshire Hathaway Energy
3.800%, 07/15/48	90	82
Sempra Energy
2.875%, 10/01/22	862	837
Sierra Pacific Power
2.600%, 05/01/26	770	724

		2,549

Total Corporate Bonds (Cost $94,730)		94,739

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.6%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,215

Total Other Government and Agency Obligation (Cost $1,224)		1,215

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	390	445

Total Municipal Bond (Cost $430)		445

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corporation — 2.7%
8.000%, 10/01/29	1	1
7.500%, 09/01/30 (C)	–	–
6.000%, 12/01/35	287	317
5.500%, 09/01/37	29	31
5.500%, 01/01/38	1	1
4.500%, 09/01/26	17	18
4.500%, 03/01/40	261	275
4.500%, 06/01/41	400	420
4.000%, 10/01/43	1,044	1,074
3.500%, 08/01/29	14	14
3.500%, 06/01/42	585	589
3.000%, 06/01/28	13	13
3.000%, 10/01/31	1,326	1,325
3.000%, 04/01/32	1,402	1,401

		5,479

Federal National Mortgage Association — 20.9%
8.000%, 09/01/27 (C)	–	–
7.500%, 08/01/26 (C)	–	–
7.500%, 10/01/27	4	4
7.500%, 04/01/31	1	2
7.500%, 08/01/31	2	3

See Notes to Schedules of Investments.

		Fair
	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
7.000%, 04/01/27	$1	$1
7.000%, 11/01/27	3	3
7.000%, 08/01/32	1	1
6.000%, 06/01/36	6	6
5.500%, 04/01/34	138	150
5.500%, 06/01/34	6	7
5.500%, 03/01/36	9	9
5.500%, 07/01/37	4	5
5.500%, 05/01/38	10	10
5.000%, 07/01/33	8	9
5.000%, 08/01/37	143	153
5.000%, 03/01/40	172	184
5.000%, 07/01/40	23	24
5.000%, 08/01/40	291	312
4.500%, 07/01/20	1	1
4.500%, 02/01/39	194	204
4.500%, 06/01/39	176	185
4.500%, 10/01/39	27	28
4.500%, 05/01/40	601	631
4.500%, 07/01/40	13	14
4.500%, 11/01/40	578	607
4.500%, 02/01/41	83	87
4.500%, 04/01/41	5	5
4.500%, 08/01/41	10	11
4.500%, 05/01/47	1,101	1,145
4.500%, 11/01/48	1,975	2,045
4.000%, 09/01/39	7	7
4.000%, 11/01/40	547	563
4.000%, 01/01/41	68	70
4.000%, 02/01/41	863	888
4.000%, 11/01/41	12	12
4.000%, 12/01/41	30	30
4.000%, 01/01/42	47	48
4.000%, 02/01/42	897	923
4.000%, 08/01/42	473	486
4.000%, 07/01/45	753	771
4.000%, 11/01/45	13	13
4.000%, 12/01/45	1,354	1,386
4.000%, 06/01/48	952	971
4.000%, 08/01/48	2,902	2,971
3.500%, 02/01/26	138	140
3.500%, 09/01/26	11	11
3.500%, 11/01/26	160	163
3.500%, 01/01/28	727	739
3.500%, 10/01/28	8	8
3.500%, 11/01/29	536	545
3.500%, 03/01/41	974	982
3.500%, 01/01/42	23	23
3.500%, 06/01/42	945	953
3.500%, 08/01/42	902	910
3.500%, 09/01/42	27	27
3.500%, 10/01/42	765	771
3.500%, 11/01/42	44	44
3.500%, 06/01/43	851	858
3.500%, 07/01/43	1,106	1,115
3.500%, 08/01/43	1,135	1,144
3.500%, 10/01/44	32	32
3.500%, 08/01/45	32	32
3.500%, 11/01/45	24	24

		Fair
	Par	Value
	(000)	(000)

3.500%, 12/01/45	$1,291	$1,297
3.500%, 05/01/46	1,443	1,447
3.500%, 12/01/46	1,327	1,330
3.500%, 12/01/47	734	734
3.000%, 02/01/27	27	27
3.000%, 11/01/29	271	271
3.000%, 09/01/31	1,458	1,457
3.000%, 11/01/42	1,472	1,446
3.000%, 04/01/43	1,322	1,298
3.000%, 05/01/43	2,029	1,993
3.000%, 06/01/43	14	14
3.000%, 06/01/46	1,449	1,417
3.000%, 09/01/46	1,262	1,236
3.000%, 01/01/47	1,306	1,278
2.500%, 11/01/27	1,147	1,131
2.500%, 12/01/28	214	211
2.500%, 11/01/31	3,174	3,117

		43,210

Government National Mortgage Association — 1.3%
9.000%, 11/15/19 (C)	–	–
9.000%, 09/15/21	4	4
8.500%, 08/15/27	11	11
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	788	814
4.000%, 10/20/43	6	7
3.500%, 07/15/42	738	748
3.500%, 12/20/42	18	18
3.000%, 04/20/46	1,082	1,071

		2,678

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $51,879)		51,367

U.S. TREASURY OBLIGATIONS — 20.3%
U.S. Treasury Bonds — 8.6%
4.500%, 02/15/36	3,545	4,339
3.750%, 08/15/41	8,235	9,198
2.500%, 02/15/45	4,765	4,265

		17,802

U.S. Treasury Inflation-Indexed Bond — 1.7%

0.375%, 07/15/27	3,631	3,531

U.S. Treasury Notes — 10.0%
2.875%, 05/15/28	540	547
2.500%, 08/15/23	2,065	2,063
2.500%, 05/15/24	2,200	2,194
2.375%, 08/15/24	2,110	2,090
2.375%, 05/15/27	720	705
2.250%, 11/15/25	1,160	1,134
2.125%, 09/30/21	630	624
1.875%, 01/31/22	8,335	8,187
1.750%, 10/31/20	805	794

See Notes to Schedules of Investments.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Fair
	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.625%, 12/31/19	$1,275	$1,265
1.625%, 08/15/22	980	951

		20,554

Total U.S. Treasury Obligations
(Cost $42,436)		41,887

	Number of shares
EXCHANGE-TRADED FUNDS — 0.3%
SPDR Portfolio Short Term Corporate Bond ETF	10,000	304
Vanguard Long-Term Corporate Bond ETF	4,500	396

Total Exchange-Traded Funds (Cost $680)		700

AFFILIATED MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund,
Class I Shares 2.290%† (D)	1,202,128	1,202

Total Affiliated Money Market Fund (Cost $1,202)		1,202

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $207,729)		206,601
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%

Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 2.290%† (D)	348,462	348

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 2.314% (D)	38,718	39

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $387)		387

TOTAL INVESTMENTS — 100.3% (Cost $208,116)		206,988
Liabilities in Excess of Other Assets — (0.3)%		(632)
TOTAL NET ASSETS — 100.0%		$206,356

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $373 (000).
(A)

 Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

	Fixed	Conversion	Variable
Description	Rate	Date	Rate
Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	6.250%	08/15/26	US0003M+4.517%
Citigroup	2.876%	07/24/22	US0003M+0.950%
Credit Suisse Group AG	7.250%	09/12/25	USSW5+4.332%
HSBC Holdings PLC	6.375%	03/30/25	USISDA05+4.368%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	4.023%	12/05/23	US0003M+1.000%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
JPMorgan Chase	3.559%	04/23/23	US0003M+0.730%

(B)	Perpetual security with no stated maturity date.
(C)	Par and Fair Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,981 (000) and represents 4.8% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,202	$–	$–	$1,202

Asset-Backed Securities	–	11,178	–	11,178

Collateralized Mortgage Obligation	–	339	–	339

Commercial Mortgage-Backed Security	–	3,529	–	3,529

Corporate Bonds	–	94,739	–	94,739

Exchange-Traded Funds	700	–	–	700

Municipal Bond	–	445	–	445

Other Government and Agency Obligation	–	1,215	–	1,215

Short-Term Investments Purchased With Collateral From Securities Loaned	387	–	–	387

U.S. Government Agency Mortgage- Backed Obligations	–	51,367	–	51,367

U.S. Treasury Obligations	–	41,887	–	41,887

Total Assets - Investments in Securities	$2,289	$204,699	$–	$206,988

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 24.6%
Automotive — 14.5%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$2,651	$2,638
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	2,331	2,313
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A3 1.670%, 06/15/21	1,974	1,964
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A3 2.010%, 03/15/22	4,635	4,597
GM Financial Consumer Automobile Receivables Trust,
Series 2018-1, Cl A2A 2.080%, 01/19/21	2,655	2,650
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3 1.210%, 12/18/20	3,423	3,400
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A3 1.720%, 07/21/21	2,265	2,251
Huntington Auto Trust,
Series 2016-1, Cl A3 1.590%, 11/16/20	2,321	2,315
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	4,011	3,984
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	1,692	1,683
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, CI A2A 2.710%, 04/15/21	2,112	2,113
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3 1.370%, 05/15/20	608	607
Nissan Auto Receivables Owner Trust,
Series 2016-B, Cl A4 1.540%, 10/17/22	2,090	2,060
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A2A 1.560%, 05/15/20	1,491	1,488
Nissan Auto Receivables Owner Trust,
Series 2019-A, Cl A2A 2.820%, 01/18/22	2,745	2,746
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A4 1.470%, 09/15/21	5,765	5,724
Toyota Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.760%, 07/15/21	4,510	4,483
USAA Auto Owner Trust,
Series 2017-1, CI A3 1.700%, 05/17/21	3,173	3,156

	Par (000)	Fair Value (000)

Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A2A 2.810%, 07/20/21	$3,079	$3,080
		53,252

Credit Cards — 8.9%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	5,910	5,865
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	5,100	5,062
Capital One Multi-Asset Execution Trust,
Series 2016-A6, Cl A6 1.820%, 09/15/22	6,020	5,983
Chase Issuance Trust,
Series 2015-A4, CI A4 1.840%, 04/15/22	5,720	5,665
Citibank Credit Card Issuance Trust,
Series 2017-A3, CI A3 1.920%, 04/07/22	5,500	5,449
Discover Card Execution Note Trust,
Series 2017-A6, CI A6 1.880%, 02/15/23	4,825	4,767
		32,791

Equipment — 1.2%
CNH Equipment Trust,
Series 2017-C, Cl A2 1.840%, 03/15/21	2,136	2,130
CNH Equipment Trust,
Series 2018-B, Cl A2 2.930%, 12/15/21	1,165	1,166
John Deere Owner Trust,
Series 2016-A, Cl A3 1.360%, 04/15/20	326	326
John Deere Owner Trust,
Series 2018-A, Cl A2 2.420%, 10/15/20	1,039	1,038
		4,660

Total Asset-Backed Securities (Cost $90,673)		90,703

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Fannie Mae, Series 2008-18, Cl ND 4.000%, 05/25/20 (A)	–	–
Fannie Mae, Series 2011-6, Cl BA 2.750%, 06/25/20	36	36
Freddie Mac, Series 2892, Cl DB 4.500%, 11/15/19	40	40
Freddie Mac, Series 3825, Cl AB 3.000%, 08/15/20	2	2
Freddie Mac, Series 3977, Cl GA 1.500%, 07/15/19	1	1

Total Collateralized Mortgage Obligations (Cost $79)		79

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
COMMERCIAL PAPER† — 2.8%
CenterPoint Energy 2.737%, 03/26/19	$3,100	$3,094
2.788%, 04/01/19	910	908
MUFG Bank 2.608%, 07/25/19	5,400	5,343
Walgreens Boots Alliance 3.085%, 08/12/19	800	789

Total Commercial Paper (Cost $10,134)		10,134

CORPORATE BONDS — 53.2%
Automotive — 3.1%
American Honda Finance (MTN) 2.000%, 02/14/20	3,645	3,620
Daimler Finance North America LLC 3.543% (US0003M+0.880%), 05/22/19 (B) 144A	4,800	4,808
Toyota Motor Credit (GMTN) 2.200%, 01/10/20	2,907	2,894

		11,322

Cable — 1.4%
21st Century Fox America 6.900%, 03/01/19	2,250	2,250
NBCUniversal Media LLC 5.150%, 04/30/20	2,760	2,831

		5,081

Consumer Discretionary — 1.7%
Home Depot 2.936% (US0003M+0.310%), 06/03/19 (B)	1,700	1,698
Interpublic Group 3.500%, 10/01/20	845	849
Marriott International 3.226% (US0003M+0.600%), 06/03/19 (B)	3,750	3,753

		6,300

Energy — 3.0%
BP Capital Markets PLC 2.315%, 02/13/20	1,845	1,837
1.768%, 09/19/19	1,950	1,940
Enterprise Products Operating LLC 5.250%, 01/31/20	3,800	3,875
Valero Energy 6.125%, 02/01/20	3,466	3,561

		11,213

Financials — 28.5%
American Express Credit (MTN) 2.375%, 05/26/20	4,750	4,720
Ameriprise Financial 7.300%, 06/28/19	4,522	4,584
5.300%, 03/15/20	130	133
Bank of America 2.738%, 01/23/22 (C)	5,715	5,670
Bank of Montreal (MTN) 3.100%, 04/13/21	1,000	1,003
1.750%, 09/11/19	4,750	4,727

	Par (000)	Fair Value (000)

Bank of Nova Scotia 2.500%, 01/08/21	$5,000	$4,962
BNP Paribas SA (GMTN)
5.000%, 01/15/21	4,700	4,873
Capital One Financial 2.500%, 05/12/20	1,909	1,896
2.400%, 10/30/20	2,720	2,687
Caterpillar Financial Services (MTN) 2.000%, 11/29/19	3,510	3,491
CBOE Global Markets
1.950%, 06/28/19	3,910	3,902
Citigroup 2.700%, 03/30/21	5,645	5,619
Citizens Bank NA 3.413% (US0003M+0.720%), 05/14/19 (B)	2,000	2,001
Cooperatieve Rabobank UA 1.375%, 08/09/19	4,000	3,977
Credit Suisse AG (GMTN) 5.400%, 01/14/20	2,766	2,818
Goldman Sachs Group
2.600%, 12/27/20	4,765	4,721
John Deere Capital (MTN) 2.200%, 03/13/20	1,180	1,173
2.050%, 03/10/20	2,920	2,898
JPMorgan Chase 2.250%, 01/23/20	5,700	5,669
Lloyds Bank PLC 2.400%, 03/17/20	1,500	1,490
Morgan Stanley 2.650%, 01/27/20	4,730	4,716
Royal Bank of Canada
2.200%, 09/23/19	6,000	5,981
Santander UK PLC 2.375%, 03/16/20	4,750	4,723
Sumitomo Mitsui Banking 2.092%, 10/18/19	3,750	3,731
Toronto-Dominion Bank (GMTN) 3.150%, 09/17/20	4,750	4,768
US Bank NA 3.000%, 02/04/21	3,000	3,007
Westpac Banking 2.150%, 03/06/20	5,049	5,017

		104,957

Healthcare — 3.8%
AbbVie 2.500%, 05/14/20	3,800	3,775
Cardinal Health 2.400%, 11/15/19	3,785	3,771
CVS Health 3.125%, 03/09/20	2,755	2,760
Gilead Sciences 1.850%, 09/20/19	3,785	3,770

		14,076

Industrials — 1.8%
General Dynamics 2.875%, 05/11/20	3,770	3,774
Ryder System (MTN) 2.550%, 06/01/19	2,939	2,934

		6,708

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Materials — 1.9%
Dow Chemical 4.250%, 11/15/20	$2,330	$2,368
DowDuPont 3.766%, 11/15/20	1,820	1,841
Monsanto 2.125%, 07/15/19	2,872	2,856

		7,065

Technology — 3.0%
Amphenol 2.200%, 04/01/20	3,228	3,210
IBM Credit LLC 2.650%, 02/05/21	4,720	4,695
KLA-Tencor 3.375%, 11/01/19	3,000	3,006

		10,911

Telecommunications — 1.8%
AT&T 2.450%, 06/30/20	4,775	4,741
Verizon Communications 3.213% (US0003M+0.550%), 05/22/19 (B)	1,880	1,888

		6,629

Utilities — 3.2%
NextEra Energy Capital Holdings 3.342%, 09/01/20	802	806
2.300%, 04/01/19	3,767	3,766
Sempra Energy 2.400%, 03/15/20	3,385	3,360
Southern Power 1.950%, 12/15/19	3,755	3,726

		11,658

Total Corporate Bonds (Cost $195,883)		195,920
U.S. TREASURY OBLIGATIONS — 19.2%
U.S. Treasury Notes — 19.2%
2.000%, 07/31/20	15,120	15,001
1.750%, 10/31/20	11,445	11,293
1.500%, 05/15/20	17,880	17,657
1.375%, 02/29/20	12,455	12,310
1.125%, 03/31/20	14,525	14,305

Total U.S. Treasury Obligations (Cost $70,534)		70,566

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 0.4%
PNC Government Money Market Fund,
Class I Shares 2.290%†† (D)	1,262,285	$1,262

Total Affiliated Money Market Fund (Cost $1,262)		1,262

TOTAL INVESTMENTS — 100.2% (Cost $368,565)		368,664

Liabilities in Excess of Other Assets — (0.2)%		(571)
TOTAL NET ASSETS — 100.0%		$368,093

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Fair Value are less than $500.
(B)

 Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2019. The date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)

 Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

	Fixed	Conversion	Variable
Description	Rate	Date	Rate
Bank of America	2.738%	01/23/21	US0003M+0.370%

(D)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,808 (000) and represents 1.3% of total net assets as of February 28, 2019.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,262	$–	$–	$1,262

Asset-Backed Securities	–	90,703	–	90,703

Collateralized Mortgage Obligations	–	79	–	79

Commercial Paper	–	10,134	–	10,134

Corporate Bonds	–	195,920	–	195,920

U.S. Treasury Obligations	–	70,566	–	70,566

Total Assets - Investments in Securities	$1,262	$367,402	$–	$368,664

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 97.1%
Alaska — 6.8%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C 5.000%, 06/01/29	$1,165	$1,354
Alaska International Airports System (RB)
Series A 5.000%, 10/01/30	1,190	1,364

		2,718

Connecticut — 5.7%
Connecticut State Health & Educational Facility
Authority, Quinnipiac University (RB) Series L 5.000%, 07/01/30	2,000	2,278

Florida — 12.8%
Broward County, Florida Port Facilities (RB)
Series A (AGM) 5.000%, 09/01/24	1,000	1,074
Miami-Dade County, Florida Aviation (RB) 5.000%, 10/01/28	1,000	1,183
Volusia County Educational Facility
Authority (RB) 5.000%, 06/01/26	1,500	1,727
Volusia County Educational Facility
Authority (RB) Series B 5.000%, 10/15/29	1,000	1,139

		5,123

Illinois — 6.5%
Chicago Midway International Airport (RB) Series B 5.000%, 01/01/23	1,300	1,442
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/28	1,000	1,153

		2,595

Indiana — 9.3%
Ball State University, Housing and
Dining System (RB) 5.000%, 07/01/26	1,250	1,405
Indiana Municipal Power Agency (RB)
Series A 5.000%, 01/01/33	1,000	1,152
Purdue University Student Fee (RB) Series CC 5.000%, 07/01/32	1,000	1,168

		3,725

Kansas — 3.2%
Olathe, Olathe Medical Center (RB) Series A 5.000%, 09/01/26	1,190	1,286

Louisiana — 2.9%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/25	1,000	1,157

Massachusetts — 6.4%
Commonwealth of Massachusetts (GO)
Series B (AGM) 5.250%, 08/01/28	1,000	1,262

	Par (000)	Fair Value (000)

Massachusetts Development Finance Agency,
Tufts Medical Center, Prerefunded 01/01/21 @ 100 (RB) Series I 6.250%, 01/01/27	$400	$432
Massachusetts Housing Finance Agency (RB)
Series 171 4.000%, 12/01/44	835	862

		2,556

Missouri — 3.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A 5.000%, 06/01/27	1,145	1,249

New Jersey — 7.0%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/32	1,500	1,739
South Jersey Transportation Authority LLC (RB)
Series A 5.000%, 11/01/29	1,000	1,058

		2,797

Ohio — 3.2%
Ohio State University (RB) Series D 5.000%, 12/01/29	1,000	1,252

Oklahoma — 2.7%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA) 5.000%, 09/01/27	1,000	1,078

Pennsylvania — 18.9%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A 5.000%, 09/01/24	1,000	1,056
Commonwealth of Pennsylvania (GO)
First Series 5.000%, 03/01/23	1,000	1,121
Monroeville Finance Authority (RB) 5.000%, 02/15/26	850	1,004
5.000%, 02/15/27	1,275	1,523
Philadelphia Airport Revenue (RB) Series B 5.000%, 07/01/34	1,500	1,696
Philadelphia Authority for Industrial
Development, Temple University (RB)
Second Series of 2016 5.000%, 04/01/31	1,000	1,142

		7,542

Rhode Island — 2.7%
Rhode Island Health & Educational Building
Corporation, Hospital Financing Lifespan
Obligated Group (RB) 5.000%, 05/15/24	950	1,068

Texas — 5.9%
Dallas-Fort Worth International Airport (RB)
Series G 5.000%, 11/01/26	1,125	1,183

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Texas — continued
North Texas Tollway Authority System (RB)
First Tier Series A 5.000%, 01/01/33	$1,000	$1,153

		2,336

Total Municipal Bonds (Cost $37,735)		38,760
TOTAL INVESTMENTS — 97.1% (Cost $37,735)		38,760
Other Assets in Excess of Liabilities — 2.9%		1,159
TOTAL NET ASSETS — 100.0%		$39,919

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Municipal Bonds	$–	$38,760	$–	$38,760

Total Assets - Investments in Securities	$–	$38,760	$–	$38,760

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 98.8%
Alaska — 4.6%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A 5.000%, 12/01/22	$1,010	$1,112
Alaska International Airports System (RB)
Series A 5.000%, 10/01/24	1,250	1,445
Municipality of Anchorage, Electric Utility (RB)
Series A 5.000%, 12/01/22	1,550	1,723

		4,280

District of Columbia — 1.9%
District of Columbia (GO) Series E 5.000%, 06/01/21	1,605	1,723

Florida — 8.2%
Broward County, Florida Port Facilities (RB)
Series A (AGM) 5.000%, 09/01/24	1,730	1,857
Citizens Property Insurance (RB) Series A-1 5.000%, 06/01/21	1,500	1,607
5.000%, 06/01/22	1,500	1,625
Palm Beach County Health Facilities
Authority (RB) 4.000%, 12/01/19	1,000	1,013
Volusia County Educational Facility
Authority (RB) 5.000%, 06/01/24	1,345	1,539

		7,641

Illinois — 10.3%
Champaign County Community Unit School
District No. 4 (GO) 5.000%, 01/01/21	1,000	1,056
Chicago Midway International Airport (RB)
Series B 5.000%, 01/01/22	1,000	1,083
Chicago O’Hare International Airport (RB)
Series B 5.000%, 01/01/23	1,000	1,116
Illinois Finance Authority, DePaul University (RB) 5.000%, 10/01/20	1,500	1,573
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/26	1,925	2,249
State of Illinois (GO) Series B 5.000%, 10/01/27	2,300	2,497

		9,574

Indiana — 9.2%
Ball State University, Housing and Dining
System (RB) 5.000%, 07/01/21	725	779
5.000%, 07/01/22	500	553
Ball State University, Student Fee (RB)
Series R 5.000%, 07/01/21	1,500	1,612
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A 5.000%, 08/15/20	1,000	1,045

	Par (000)	Fair Value (000)

5.000%, 08/15/21	$1,000	$1,075
Indiana Municipal Power Agency, Power Supply
System (RB) Series C 5.000%, 01/01/24	1,000	1,144
Purdue University, Student Fee (RB) Series CC 5.000%, 07/01/24	2,000	2,330

		8,538

Iowa — 1.3%
Ames, Mary Greeley Medical Center (RB) 5.000%, 06/15/23	1,040	1,160

Kansas — 1.2%
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A 5.000%, 09/01/24	1,000	1,155

Kentucky — 3.3%
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB) 5.000%, 05/01/24	2,640	3,032

Louisiana — 1.0%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/24	790	898

Maryland — 4.7%
Maryland Economic Development Corporation,
Potomac Electric Project (RB) 6.200%, 09/01/22	1,500	1,505
Maryland State, Prerefunded 03/01/21 @ 100
(GO) Series A 5.000%, 03/01/22	1,000	1,066
Montgomery County (GO) Series C 5.000%, 10/01/25	1,500	1,795

		4,366

Massachusetts — 0.5%
Massachusetts Housing Finance Agency (RB)
Series 172 4.000%, 06/01/45	490	508

Michigan — 1.1%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B 5.000%, 07/01/20	1,000	1,011

Mississippi — 2.3%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series E (VRDN) 1.690%, 03/01/19	2,120	2,120

Missouri — 5.8%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A 5.000%, 06/01/20	1,000	1,039
5.000%, 06/01/22	1,570	1,722

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Missouri — continued
Missouri Highway & Transportation
Commission (RB) Series A 5.000%, 05/01/22	$2,360	$2,605

		5,366

New Jersey — 1.3%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/27	1,000	1,199

North Carolina — 7.4%
North Carolina Housing Finance Agency (RB)
Series 38-B 4.000%, 07/01/47	1,350	1,423
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB) 5.000%, 06/01/20	2,115	2,198
North Carolina Turnpike Authority (RB) 5.000%, 01/01/27	1,750	2,030
5.000%, 01/01/28	1,000	1,170

		6,821

Ohio — 2.5%
American Municipal Power, AMP Fremont
Energy Center (RB) Series A 5.000%, 02/15/25	1,500	1,751
Hamilton County Hospital Facilities,
UC Health (RB) 5.000%, 02/01/23	500	557

		2,308

Pennsylvania — 9.7%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A 5.000%, 09/01/19	610	617
Commonwealth of Pennsylvania (GO)
First Series 5.000%, 03/01/23	2,000	2,243
Pennsylvania Economic Development Financing
Authority (RB) Series B 5.000%, 07/01/20	1,000	1,011
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A 5.000%, 11/01/23	1,500	1,691
Pennsylvania Housing Finance Agency (RB)
Series 105B 4.250%, 04/01/24	500	501
Pennsylvania Turnpike Commission, Prerefunded 12/01/21 @ 100 (RB) Series E 5.000%, 12/01/24	1,000	1,084
Philadelphia Gas Works, Fourteenth Series (RB) 5.000%, 10/01/21	1,700	1,830

		8,977

Rhode Island — 1.2%
Rhode Island Health & Educational Building
Corporation, Hospital Financing Lifespan
Obligated Group (RB) 5.000%, 05/15/24	1,000	1,124

	Par (000)	Fair Value (000)

Tennessee — 0.6%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C 4.000%, 01/01/45	$535	$558

Texas — 12.9%
Dallas Area Rapid Transit (RB) Series B 5.000%, 12/01/22	1,500	1,679
Katy Independent School District, School
Building (GO) Series A (PSF-GTD) 5.000%, 02/15/21	2,000	2,128
Lewisville Independent School
District (GO) Series A (PSF-GTD) 5.000%, 08/15/21	2,000	2,162
North Texas Tollway Authority System (RB)
First Tier Series A 5.000%, 01/01/25	1,400	1,561
University of Texas System (RB) Series A 5.000%, 08/15/21	1,400	1,512
University of Texas System (RB) Series B 5.000%, 08/15/21	1,100	1,188
University of Texas System (RB) Series J 5.000%, 08/15/24	1,500	1,750

		11,980

Virginia — 1.1%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A 1.875%, 05/16/19	1,050	1,050

Washington — 6.7%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,203
Port of Seattle (RB) Series B 5.000%, 03/01/21	2,200	2,340
Seattle Washington Municipal Light & Power
Improvement (RB) Series C 5.000%, 10/01/23	1,500	1,716

		6,259

Total Municipal Bonds (Cost $91,270)		91,648
TOTAL INVESTMENTS — 98.8% (Cost $91,270)		91,648
Other Assets in Excess of Liabilities — 1.2%		1,119
TOTAL NET ASSETS — 100.0%		$92,767

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Municipal Bonds	$–	$91,648	$–	$91,648

Total Assets - Investments in Securities	$–	$91,648	$–	$91,648

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.4%
Federal Farm Credit Bank — 17.4%
Federal Farm Credit Bank
2.590% (FCPR DLY-2.910%), 03/01/19 (FRN)	$65,000	$65,003
2.580% (FCPR DLY-2.920%), 03/01/19 (FRN)	50,000	49,995
2.570% (FCPR DLY-2.930%), 03/01/19 (FRN)	25,000	25,001
2.540% (FCPR DLY-2.960%), 03/01/19 (FRN)	25,000	24,997
2.540% (FCPR DLY-2.960%), 03/01/19 (FRN)	21,000	20,989
2.530% (FCPR DLY-2.970%), 03/01/19 (FRN)	50,000	50,000
2.510% (FCPR DLY-2.990%), 03/01/19 (FRN)	35,000	34,997
2.440% (FCPR DLY-3.060%), 03/01/19 (FRN)	45,000	44,999
2.410% (FEDL01+0.010%), 03/01/19 (FRN)	15,200	15,201
2.400% (SOFRRATE+0.030%), 03/01/19 (FRN)	13,000	13,000
2.375% (FEDL01-0.025%), 03/01/19 (FRN)	57,000	57,000
2.414% (US0001M-0.100%), 03/02/19 (FRN)	75,000	74,981
2.454% (US0001M-0.060%), 03/03/19 (FRN)	50,000	50,003
2.439% (US0001M-0.075%), 03/05/19 (FRN)	40,000	39,999
2.473% (US0001M-0.040%), 03/06/19 (FRN)	50,000	49,995
2.463% (US0001M-0.050%), 03/08/19 (FRN)	36,000	36,003
2.413% (US0001M-0.100%), 03/08/19 (FRN)	50,000	49,993
2.378% (US0001M-0.135%), 03/08/19 (FRN)	20,000	20,000
2.432% (US0001M-0.085%), 03/09/19 (FRN)	50,000	50,000
2.567% (US0001M+0.050%), 03/10/19 (FRN)	40,000	40,000
2.616% (US0003M-0.160%), 03/12/19 (FRN)	25,000	25,000
2.410% (US0001M-0.090%), 03/12/19 (FRN)	30,000	29,999
2.394% (US0001M-0.110%), 03/12/19 (FRN)	35,000	35,000
2.363% (US0001M-0.135%), 03/13/19 (FRN)	45,000	44,987
2.494% (US0001M+0.000%), 03/14/19 (FRN)	50,000	50,000
2.639% (US0001M+0.150%), 03/15/19 (FRN)	27,060	27,062
2.454% (US0001M-0.035%), 03/15/19 (FRN)	78,815	78,809
2.451% (US0001M-0.030%), 03/16/19 (FRN)	50,000	49,997
2.341% (US0001M-0.140%), 03/17/19 (FRN)	38,000	37,999
2.392% (US0001M-0.090%), 03/21/19 (FRN)	60,000	60,000
2.451% (US0001M-0.030%), 03/22/19 (FRN)	40,000	39,999
2.465% (US0001M-0.025%), 03/24/19 (FRN)	40,000	40,000
2.450% (US0001M-0.040%), 03/25/19 (FRN)	40,000	39,998
2.395% (US0001M-0.095%), 03/25/19 (FRN)	50,000	50,002
2.479% (US0001M+0.000%), 03/27/19 (FRN)	50,000	49,998
2.443% (US0001M-0.050%), 03/28/19 (FRN)	25,000	25,000
Federal Farm Credit Bank (DN) 2.399%, 03/06/19	18,000	17,994
2.430%, 03/07/19	21,000	20,992
2.165%, 03/19/19	25,000	24,973
2.386%, 04/02/19	50,000	49,894
2.376%, 04/09/19	30,000	29,923
2.399%, 04/10/19	50,000	49,867
2.436%, 04/12/19	20,000	19,944
2.411%, 04/22/19	15,000	14,948

	Par (000)	Fair Value (000)

2.466%, 04/26/19	$20,000	$19,924
2.466%, 04/30/19	30,000	29,878
2.486%, 05/21/19	30,000	29,834
2.486%, 05/23/19	25,000	24,858
2.496%, 05/28/19	25,000	24,849
2.435%, 06/25/19	50,000	49,612
2.444%, 06/27/19	42,000	41,667
2.544%, 07/01/19	50,000	49,575
2.558%, 07/26/19	46,000	45,527
2.592%, 08/06/19	34,000	33,619
2.570%, 08/07/19	50,000	49,441
2.657%, 08/23/19	25,000	24,684
2.687%, 08/26/19	25,000	24,675
2.712%, 09/16/19	42,000	41,385
2.705%, 10/01/19	30,000	29,529

		2,243,598

Federal Home Loan Bank — 25.7%
Federal Home Loan Bank
2.410% (SOFRRATE+0.040%), 03/01/19 (FRN)	35,000	35,000
2.410% (SOFRRATE+0.040%), 03/01/19 (FRN)	22,000	22,000
2.405% (SOFRRATE+0.035%), 03/01/19 (FRN)	18,000	18,000
2.380% (SOFRRATE+0.010%), 03/01/19 (FRN)	50,000	50,000
2.360% (SOFRRATE-0.010%), 03/01/19 (FRN)	35,000	34,999
2.454% (US0001M-0.060%), 03/03/19 (FRN)	35,000	35,000
2.399% (US0001M-0.115%), 03/05/19 (FRN)	50,000	50,000
2.442% (US0001M-0.070%), 03/07/19 (FRN)	50,000	50,000
2.437% (US0001M-0.080%), 03/09/19 (FRN)	35,000	35,000
2.427% (US0001M-0.090%), 03/10/19 (FRN)	40,000	40,000
2.409% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
2.399% (US0001M-0.090%), 03/15/19 (FRN)	70,000	70,000
2.356% (US0001M-0.125%), 03/16/19 (FRN)	45,000	45,000
2.440% (US0001M-0.050%), 03/18/19 (FRN)	40,000	40,000
2.411% (US0001M-0.070%), 03/19/19 (FRN)	25,000	24,997
2.572% (US0003M-0.220%), 03/20/19 (FRN)	40,000	40,000
2.455% (US0001M-0.025%), 03/20/19 (FRN)	50,000	50,000
2.420% (US0001M-0.060%), 03/20/19 (FRN)	50,000	50,000
2.432% (US0001M-0.050%), 03/21/19 (FRN)	50,000	50,000
2.391% (US0001M-0.090%), 03/22/19 (FRN)	55,000	55,000
2.395% (US0001M-0.095%), 03/23/19 (FRN)	50,000	50,000
2.370% (US0001M-0.120%), 03/25/19 (FRN)	40,000	39,999
2.379% (US0001M-0.105%), 03/26/19 (FRN)	35,000	35,000
2.542% (US0003M-0.280%), 03/27/19 (FRN)	35,000	35,000
2.457% (US0003M-0.340%), 04/09/19 (FRN)	40,000	40,000
2.577% (US0003M-0.220%), 04/15/19 (FRN)	40,000	40,000
2.492% (US0003M-0.260%), 04/29/19 (FRN)	50,000	50,000
2.498% (US0003M-0.200%), 05/12/19 (FRN)	50,000	50,000
0.875%, 08/05/19	55,320	54,900
Federal Home Loan Bank (DN) 2.371%, 03/01/19	29,189	29,189
2.408%, 03/05/19	40,000	39,989
2.402%, 03/07/19	40,000	39,984
2.421%, 03/08/19	91,620	91,577
2.403%, 03/12/19	50,000	49,963
2.398%, 03/13/19	113,900	113,809
2.398%, 03/27/19	135,000	134,767

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
2.412%, 04/01/19	$50,000	$49,897
2.394%, 04/03/19	30,000	29,934
2.445%, 04/05/19	58,595	58,457
2.410%, 04/10/19	65,000	64,827
2.422%, 04/12/19	165,915	165,448
2.418%, 04/15/19	80,000	79,759
2.413%, 04/16/19	80,000	79,755
2.471%, 04/18/19	30,000	29,902
2.420%, 04/22/19	50,000	49,826
2.419%, 04/23/19	40,000	39,858
2.405%, 04/24/19	50,000	49,821
2.423%, 04/29/19	55,200	54,982
2.482%, 05/01/19	50,000	49,792
2.403%, 05/02/19	50,000	49,794
2.427%, 05/03/19	28,200	28,081
2.432%, 05/09/19	35,000	34,838
2.414%, 05/10/19	60,000	59,720
2.498%, 05/14/19	40,000	39,797
2.427%, 05/15/19	66,000	65,668
2.429%, 05/16/19	50,000	49,746
2.429%, 05/17/19	139,850	139,129
2.506%, 05/20/19	35,000	34,807
2.435%, 05/22/19	18,000	17,901
2.438%, 05/29/19	50,000	49,700
2.473%, 05/30/19	40,000	39,755
2.527%, 05/31/19	40,000	39,748
2.439%, 06/10/19	30,000	29,796
2.449%, 06/14/19	50,000	49,646
2.532%, 06/19/19	50,000	49,618

		3,324,175

Federal Home Loan Mortgage Corporation — 6.1%
Federal Home Loan Mortgage Corporation 2.400% (SOFRRATE+0.030%), 03/01/19 (FRN)	20,000	20,000
2.380% (SOFRRATE+0.010%), 03/01/19 (FRN)	30,000	30,000
2.360% (SOFRRATE-0.010%), 03/01/19 (FRN)	30,000	30,000
2.413% (US0001M-0.100%), 03/08/19 (FRN)	80,000	79,993
2.381% (US0001M-0.100%), 03/18/19 (FRN)	50,000	50,000
2.392% (US0001M-0.110%), 03/28/19 (FRN)	40,000	40,000
2.630% (US0003M-0.165%), 04/05/19 (FRN)	30,000	30,016
0.875%, 07/19/19	28,421	28,252
Federal Home Loan Mortgage Corporation (DN) 2.404%, 03/11/19	30,000	29,980
2.420%, 04/08/19	56,600	56,456
2.411%, 04/17/19	75,000	74,766
2.406%, 04/18/19	25,000	24,920
2.413%, 05/13/19	80,676	80,284
2.437%, 05/20/19	125,000	124,328
2.528%, 06/11/19	41,819	41,523
2.449%, 07/17/19	50,000	49,535

		790,053

Federal National Mortgage Association — 1.2%
Federal National Mortgage Association
2.470% (SOFRRATE+0.100%), 03/01/19 (FRN)	35,000	35,000

	Par (000)	Fair Value (000)

Federal National Mortgage Association (DN) 2.405%, 03/13/19	$25,000	$24,980
2.381%, 03/27/19	43,182	43,108
2.414%, 04/10/19	21,985	21,926
2.393%, 04/17/19	16,813	16,761
2.414%, 05/15/19	16,180	16,099

		157,874

Total U.S. Government Agency Obligations (Cost $6,515,700)		6,515,700
U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Cash Management Bill† — 0.8%
2.415%, 04/11/19	100,000	99,728

U.S. Treasury Bills† — 10.3%
2.283%, 03/07/19	100,000	99,962
2.396%, 03/12/19	50,000	49,964
2.333%, 03/14/19	105,000	104,913
2.374%, 03/19/19	60,000	59,929
2.342%, 03/21/19	100,000	99,871
2.356%, 03/28/19	100,000	99,825
2.374%, 04/04/19	50,000	49,889
2.398%, 04/09/19	70,000	69,819
2.389%, 04/16/19	30,000	29,909
2.426%, 04/18/19	100,000	99,680
2.454%, 05/02/19	100,000	99,582
2.432%, 05/09/19	65,000	64,700
2.407%, 05/23/19	30,000	29,835
2.497%, 06/06/19	80,000	79,468
2.515%, 06/13/19	100,000	99,283
2.466%, 07/05/19	30,000	29,744
2.476%, 07/11/19	60,000	59,462
2.468%, 08/15/19	60,000	59,322
2.481%, 08/29/19	50,000	49,384

		1,334,541

U.S. Treasury Notes — 4.1%
2.420% (USBMMY3M+0.000%), 03/05/19 (FRN)	100,000	99,988
2.453% (USBMMY3M+0.033%), 03/05/19 (FRN)	150,000	150,033
2.463% (USBMMY3M+0.043%), 03/05/19 (FRN)	40,000	39,985
2.468% (USBMMY3M+0.048%), 03/05/19 (FRN)	100,000	100,023
2.480% (USBMMY3M+0.060%), 03/05/19 (FRN)	50,000	50,010
2.490% (USBMMY3M+0.070%), 03/05/19 (FRN)	90,000	90,017

		530,056

Total U.S. Treasury Obligations (Cost $1,964,325)		1,964,325

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
MONEY MARKET FUNDS — 3.2%
Invesco Government & Agency Portfolio,
Institutional Class 2.302% (A)	26,000,000	$26,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 2.314% (A)	382,853,409	382,853

Total Money Market Funds (Cost $408,853)		408,853

	Par (000)
REPURCHASE AGREEMENTS — 29.4%
Deutsche Bank Securities Inc.
2.560% (dated 02/28/19, due 03/01/19, repurchase price $125,008,889, collateralized by U.S. Treasury Inflation Adjusted Note, 0.125%, due 07/15/24, total value $127,500,076)	$125,000	125,000
Goldman Sachs & Co.
2.540% (dated 02/28/19, due 03/01/19, repurchase price $700,049,389, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.000% to 8.000%, due 04/01/24 to 06/01/54, total value $714,000,000) (B)	700,000	700,000
2.380% (dated 02/22/19, due 03/01/19, repurchase price $250,115,694, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 02/01/39, total value $255,000,001) (B)	250,000	250,000
2.400% (dated 02/28/19, due 03/07/19, repurchase price $150,070,000, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 5.500%, due 05/01/37 to 02/01/49, total value $153,000,000) (B)	150,000	150,000
HSBC Securities USA
2.560% (dated 02/28/19, due 03/01/19, repurchase price $525,037,333, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.000%, due 05/01/29 to 02/01/49, total value $535,500,001) (C)	525,000	525,000

	Par (000)	Fair Value (000)
2.380% (dated 02/26/19, due 03/05/19, repurchase price $300,138,833, collateralized by U.S. Treasury Notes, 1.125% to 2.375%, due 02/28/21 to 08/15/24, total value $306,000,041) (C)	$300,000	$300,000
2.390% (dated 02/26/19, due 03/05/19, repurchase price $175,081,326, collateralized by Federal National Mortgage Association Bond, 4.000%, due 10/01/48, total value $178,500,000) (C)	175,000	175,000
Merrill Lynch Pierce Fenner & Smith
2.570% (dated 02/28/19, due 03/01/19, repurchase price $200,014,278, collateralized by Government National Mortgage Association Bond, 4.000%, due 06/20/47, total value $204,000,000)	200,000	200,000
NatWest Markets Securities Inc.
2.550% (dated 02/28/19, due 03/01/19, repurchase price $550,038,958, collateralized by U.S. Treasury Bonds, U.S. Treasury Inflation Adjusted Note and U.S. Treasury Notes, 0.625% to 3.125%, due 03/31/25 to 11/15/44, total value $561,039,812)	550,000	550,000
RBC Capital Markets LLC
2.540% (dated 02/28/19, due 03/01/19, repurchase price $200,014,111, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 06/01/23 to 06/01/51, total value $204,014,394) (D)	200,000	200,000
2.520% (dated 02/28/19, due 03/01/19, repurchase price $125,008,750, collateralized by U.S. Treasury Inflation Adjusted Note, U.S. Treasury Inflation Indexed Bond and U.S. Treasury Note, 0.125% to 2.375%, due 04/15/20 to 01/15/25, total value $127,508,944) (D)	125,000	125,000
2.370% (dated 02/22/19, due 03/01/19, repurchase price $100,046,083, collateralized by U.S. Treasury Notes, 1.125%, due 06/30/21 to 09/30/21, total value $102,047,074) (D)	100,000	100,000

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
Toronto Dominion Securities LLC
2.560% (dated 02/28/19, due 03/01/19, repurchase price $405,028,800, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 4.500%, due 04/01/27 to 07/01/48, total value $413,100,000)	$405,000	$405,000

Total Repurchase Agreements (Cost $3,805,000)		3,805,000

TOTAL INVESTMENTS — 98.2% (Cost $12,693,878)		12,693,878
Other Assets in Excess of Liabilities — 1.8%		237,218
TOTAL NET ASSETS — 100.0%		$12,931,096

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.
(B)	As of February 28, 2019, the total value of Goldman Sachs & Co. Repurchase Agreements is $1,100,000 (000) (collateral value of $1,122,000 (000)).
(C)	As of February 28, 2019, the total value of HSBC Securities USA Repurchase Agreements is $1,000,000 (000) (collateral value of $1,020,000 (000)).
(D)	As of February 28, 2019, the total value of RBC Capital Markets LLC Repurchase Agreements is $425,000 (000) (collateral value of $ 433,570 (000)).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Funds	$408,853	$–	$–	$408,853

Repurchase Agreements	–	3,805,000	–	3,805,000

U.S. Government Agency Obligations	–	6,515,700	–	6,515,700

U.S. Treasury Obligations	–	1,964,325	–	1,964,325

Total Assets - Investments in Securities	$408,853	$12,285,025	$–	$12,693,878

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Cash Management Bills† — 4.9%
2.389%, 03/01/19	$40,000	$40,000
2.415%, 04/11/19	37,000	36,899

		76,899

U.S. Treasury Bills† — 70.2%
2.353%, 03/05/19	40,000	39,990
2.283%, 03/07/19	35,000	34,986
2.396%, 03/12/19	110,000	109,920
2.333%, 03/14/19	50,000	49,958
2.374%, 03/19/19	70,000	69,917
2.376%, 03/26/19	108,000	107,822
2.356%, 03/28/19	70,000	69,877
2.380%, 04/02/19	80,000	79,831
2.374%, 04/04/19	50,000	49,889
2.398%, 04/09/19	65,000	64,832
2.389%, 04/16/19	25,000	24,924
2.426%, 04/18/19	50,000	49,842
2.402%, 04/23/19	55,000	54,806
2.384%, 04/25/19	35,000	34,874
2.454%, 05/02/19	30,000	29,876
2.427%, 05/16/19	10,000	9,949
2.407%, 05/23/19	50,000	49,723
2.497%, 06/06/19	25,000	24,836
2.515%, 06/13/19	25,000	24,824
2.494%, 06/27/19	10,000	9,919
2.466%, 07/05/19	11,000	10,906
2.476%, 07/11/19	14,000	13,876
2.464%, 07/18/19	30,000	29,718
2.460%, 07/25/19	17,000	16,832
2.468%, 08/08/19	8,000	7,913
2.468%, 08/15/19	10,000	9,887
2.471%, 08/22/19	15,000	14,823
2.481%, 08/29/19	10,000	9,877

		1,104,427

U.S. Treasury Notes — 23.8%
2.420% (USBMMY3M+0.000%), 03/05/19 (FRN)	115,000	114,983
2.453% (USBMMY3M+0.033%), 03/05/19 (FRN)	105,000	105,002
2.463% (USBMMY3M+0.043%), 03/05/19 (FRN)	10,000	9,995
2.468% (USBMMY3M+0.048%), 03/05/19 (FRN)	70,000	70,026
2.490% (USBMMY3M+0.070%), 03/05/19 (FRN)	75,000	75,009

		375,015

Total U.S. Treasury Obligations (Cost $1,556,341)		1,556,341

	Number of Shares	Fair Value (000)
MONEY MARKET FUND — 2.8%
Dreyfus Treasury Securities Cash Management
Institutional Shares, 2.268% (A)	43,419,873	$43,420

Total Money Market Fund (Cost $43,420)		43,420

TOTAL INVESTMENTS — 101.7% (Cost $1,599,761)		1,599,761

Liabilities in Excess of Other Assets — (1.7)%		(25,976)

TOTAL NET ASSETS — 100.0%		$1,573,785

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Money Market Fund	$43,420	$–	$–	$43,420

U.S. Treasury Obligations	–	1,556,341	–	1,556,341

Total Assets - Investments in Securities	$43,420	$1,556,341	$–	$1,599,761

See Notes to Schedules of Investments.

PNC Treasury Plus Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 56.7%
U.S. Cash Management Bill† — 1.7%
2.415%, 04/11/19	$ 7,500	$7,480

U.S. Treasury Bills† — 21.4%
2.283%, 03/07/19	4,000	3,998
2.333%, 03/14/19	10,000	9,992
2.342%, 03/21/19	7,000	6,991
2.356%, 03/28/19	6,000	5,990
2.374%, 04/04/19	3,000	2,993
2.426%, 04/18/19	16,000	15,949
2.384%, 04/25/19	4,000	3,985
2.427%, 05/16/19	2,000	1,990
2.407%, 05/23/19	11,000	10,938
2.515%, 06/13/19	10,000	9,929
2.476%, 07/11/19	4,000	3,964
2.460%, 07/25/19	5,000	4,951
2.471%, 08/22/19	5,000	4,941
2.481%, 08/29/19	5,000	4,938

		91,549

U.S. Treasury Notes — 33.6%
2.420% (USBMMY3M+0.000%), 03/05/19 (FRN)	37,000	36,997
2.453% (USBMMY3M+0.033%), 03/05/19 (FRN)	33,000	33,001
2.463% (USBMMY3M+0.043%), 03/05/19 (FRN)	5,000	4,997
2.468% (USBMMY3M+0.048%), 03/05/19 (FRN)	30,000	30,012
2.490% (USBMMY3M+0.070%), 03/05/19 (FRN)	39,000	39,004

		144,011

Total U.S. Treasury Obligations (Cost $243,040)		243,040

	Number of Shares
MONEY MARKET FUND — 0.9%
Invesco Treasury Portfolio,
Institutional Class 2.290% (A)	3,924,642	3,925

Total Money Market Fund (Cost $3,925)		3,925

	Par (000)	Fair Value (000)
REPURCHASE AGREEMENTS — 43.7%
Goldman Sachs & Co.
2.520% (dated 02/28/19, due 03/01/19, repurchase price $17,001,190, collateralized by U.S. Treasury Bill, U.S. Treasury Bonds and U.S. Treasury Note, 0.000% to 5.375%, due 12/05/19 to 05/15/43, total value $17,340,033)	$17,000	$17,000
HSBC Securities USA
2.550% (dated 02/28/19, due 03/01/19, repurchase price $50,003,542, collateralized by U.S. Treasury Bond, 3.000%, due 11/15/44, total value $51,000,057)	50,000	50,000
RBC Capital Markets LLC
2.520% (dated 02/28/19, due 03/01/19, repurchase price $50,003,500, collateralized by U.S. Treasury Note, 2.375%, due 05/15/27, total value $51,003,628)	50,000	50,000
Toronto Dominion Securities LLC
2.540% (dated 02/28/19, due 03/01/19, repurchase price $70,004,939, collateralized by U.S. Treasury Note, 2.500%, due 02/28/21, total value $71,400,031)	70,000	70,000

Total Repurchase Agreements (Cost $187,000)		187,000
TOTAL INVESTMENTS — 101.3% (Cost $433,965)		433,965
Liabilities in Excess of Other Assets — (1.3)%		(5,573)
TOTAL NET ASSETS — 100.0%		$428,392

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at February 28, 2019.

See Notes to Schedules of Investments.

PNC Treasury Plus Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2019 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Fund	$3,925	$–	$–	$3,925

Repurchase Agreements	–	187,000	–	187,000

U.S. Treasury Obligations	–	243,040	–	243,040

Total Assets - Investments in Securities	$3,925	$430,040	$–	$433,965

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of February 28, 2019, the Trust offered for sale shares of 18 Funds (each referred to as a “Fund,” or collectively as the “Funds”).

Effective at the close of business on December 7, 2018, PNC Intermediate Bond Fund was reorganized into PNC Total Return Advantage Fund pursuant to a plan approved by the Board of Trustees (the “Board”) on August 28, 2018.

As of February 28, 2019, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services -Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Process and Structure

The Board has adopted methods for valuing securities and other assets, including in circumstances in which market quotations are not readily available, and has delegated authority to PNC Capital Advisors, LLC (“the Adviser”) to apply those methods in making fair value determinations when market quotations are not readily available, subject to Board oversight. Summary information regarding methods used to value certain asset classes appears below under the heading “Valuation Measurements.” The Adviser has appointed its Pricing Committee to perform the valuation functions in accordance with the Trust’s Portfolio Security Pricing and Fair Valuation Policy and Pricing Committee Procedures (the “Procedures”). The Pricing Committee regularly reviews all fair value decisions, including descriptions of methodologies used to determine fair value and a report comparing subsequent actual prices with the prices determined using the Procedures. The Pricing Committee also regularly reviews pricing vendor information and market data and evaluates results of certain reviews in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) on a quarterly basis. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews.

The investments of the Money Market Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on February 28, 2019 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

• Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 —

Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Certain foreign equity securities are fair value adjusted through an independent pricing service (“Service”) approved by the Board, which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities. The valuation hierarchy of each Fund’s securities as of February 28, 2019 can be found at the end of each Fund’s Schedule of Investments.

Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in total net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock, including exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and other open-end investment companies). Equity securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price on the exchange or market on which they principally trade (or such other exchange or market as selected by the Pricing Committee if quotations from the security’s principal exchange or market are not reliable indications of market value), as of the time the Funds calculate their NAVs. Securities quoted on the NASDAQ National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there are no transactions, are typically valued at the mean between the most recent bid and asked prices. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Investments in mutual funds (affiliated or non-affiliated) are valued at their respective NAV as determined by those funds each business day.

Debt securities (asset-backed securities, corporate bonds, municipal bonds, U.S. government securities, U.S. agency securities). Debt securities are typically valued based on evaluations provided by a Service. When quoted bid prices for portfolio debt securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities, as well as other investments, may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

Investment Transactions

Investment transactions are recorded on a trade date basis for Schedules of Investments preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

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NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The NAV per share of an ETF is calculated at the end of each business day and fluctuates with changes in the fair market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in fair market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the fair market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at fair market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred. At February 28, 2019, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2019.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities.The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the fair market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. As of February 28, 2019, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indices, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indices and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly PNC International Equity Fund, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of February 28, 2019 are included in the respective Fund’s Schedule of Investments. As of February 28, 2019, there were no open futures contracts.

3. Affiliated Investments

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds (“PNC Affiliated Money Market Funds”), or

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The fair value at May 31, 2018 and February 28, 2019, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the nine-month period ended February 28, 2019 are shown in the following table.

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 02/28/19 (000)	Number of Shares at 02/28/19	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Balanced Allocation Fund

AFFILIATED MONEY MARKET FUND – 3.1%*
PNC Government Money Market Fund, Class I Shares	$ 1,135	$ 2,989	$ 3,579	$ –	$ –	$ 545	544,638	$ 6	$ –

EXCHANGE-TRADED FUND – 7.8%*
iShares MSCI EAFE Value ETF	1,663	–	150	(11)	(122)	1,380	28,153	62	–

MUTUAL FUND – 6.4%*
PNC International Growth Fund, Class I Shares	1,597	187	351	38	(339)	1,132	95,168	7	180
	$ 4,395	$ 3,176	$ 4,080	$ 27	$(461)	$ 3,057	667,959	$ 75	$180
Emerging Markets Equity Fund

AFFILIATED MONEY MARKET FUND – 3.5%*
PNC Government Money Market Fund, Class I Shares	$ 1,099	$ 2,106	$ 2,778	$ –	$ –	$ 427	426,854	$ 9	$ –

International Equity Fund

AFFILIATED MONEY MARKET FUND – 7.3%*
PNC Government Money Market Fund, Class I Shares	$76,624	$444,377	$407,874	$ –	$ –	$113,127	113,127,136	$1,192	$ –

International Growth Fund

AFFILIATED MONEY MARKET FUND – 6.9%*
PNC Government Money Market Fund, Class I Shares	$ 190	$ 1,815	$ 1,630	$ –	$ –	$ 375	375,859	$ 2	$ –

Multi-Factor All Cap Fund

AFFILIATED MONEY MARKET FUND – 1.3%*
PNC Government Money Market Fund, Class I Shares	$ 62	$ 1,240	$ 1,208	$ –	$ –	$ 94	94,064	$ 1	$ –

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 3000 ETF	101	217	240	(5)	(1)	72	437	1	–
	$ 163	$ 1,457	$ 1,448	$ (5)	$ (1)	$ 166	94,501	$ 2	$ –

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 02/28/19 (000)	Number of Shares at 02/28/19	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Multi-Factor Large Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 1.5%*
PNC Government Money Market Fund, Class I Shares	$ 2,131	$ 8,904	$ 9,548	$ –	$ –	$ 1,487	1,486,664	$ 22	$ –

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Growth ETF	1,037	–	67	2	26	998	6,762	9	–
	$ 3,168	$ 8,904	$ 9,615	$ 2	$26	$ 2,485	1,493,426	$ 31	$ –
Multi-Factor Large Cap Value Fund

AFFILIATED MONEY MARKET FUND – 1.7%*
PNC Government Money Market Fund, Class I Shares	$ 4,427	$ 12,114	$ 14,668	$ –	$ –	$ 1,873	1,872,368	$ 24	$ –

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Value ETF	1,104	3,116	3,231	128	(8)	1,109	8,994	21	–
	$ 5,531	$ 15,230	$ 17,899	$128	$ (8)	$ 2,982	1,881,362	$ 45	$ –
Multi-Factor Small Cap Core Fund

AFFILIATED MONEY MARKET FUND – 1.4%*
PNC Government Money Market Fund, Class I Shares	$28,485	$101,470	$124,691	$ –	$ –	$ 5,264	5,263,149	$ 70	$ –
Multi-Factor Small Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 1.4%*
PNC Government Money Market Fund, Class I Shares	$ 7,848	$ 30,236	$ 35,971	$ –	$ –	$ 2,113	2,112,633	$ 28	$ –
Multi-Factor Small Cap Value Fund

AFFILIATED MONEY MARKET FUND – 3.2%*
PNC Government Money Market Fund, Class I Shares	$ 1,986	$ 3,572	$ 4,868	$ –	$ –	$ 690	690,651	$ 3	$ –
Small Cap Fund

AFFILIATED MONEY MARKET FUND – 4.0%*
PNC Government Money Market Fund, Class I Shares	$32,294	$143,039	$160,505	$ –	$ –	$14,828	14,828,227	$178	$ –
Total Return Advantage Fund

AFFILIATED MONEY MARKET FUND – 0.8%*
PNC Government Money Market Fund, Class I Shares	$ 1,180	$ 27,311	$ 26,941	$ –	$ –	$ 1,550	1,550,590	$ 25	$ –
Ultra Short Bond Fund

AFFILIATED MONEY MARKET FUND – 0.4%*
PNC Government Money Market Fund, Class I Shares	$ 4,082	$232,684	$235,504	$ –	$ –	$ 1,262	1,262,285	$129	$ –

*As a percentage of Total Net Assets.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Furthermore, some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of securities by foreign investors.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund (other than the Money Market Funds) may invest up to 15% of its total net assets in illiquid securities. Each Money Market Fund may invest up to 5% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Municipal Securities Risk. Each of the Tax Exempt Bond Funds follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Tax Exempt Bond Funds.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Funds

By (Signature and Title)* /s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date April 26, 2019

By (Signature and Title)* /s/ Michele Nahrstedt
Michele Nahrstedt, Treasurer
(principal financial officer)

Date April 26, 2019

* Print the name and title of each signing officer under his or her signature.